UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00994

RMB Investors Trust
(Exact name of registrant as specified in charter)

One North Wacker Drive, Suite 3500

Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Christopher M. Graff

One North Wacker Drive, Suite 3500

Chicago, IL 60606
(Name and address of agent for service)

(800) 462-2392

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

RMB Fund
Class A | RMBHX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the RMB Fund (the “Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$131	1.24%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As has been the case for the last two years, mega-cap growth stocks continued to drive index gains. The Magnificent 71 contributed over 90% of the returns of the S&P 500 Index (the “Benchmark”) in the fourth quarter and 75% of the Benchmark’s return for the full year. The Fund benefited from owning some of these stocks. The Fund also saw strong returns beyond the Magnificent 7, with gains of over 40% in other companies from diverse sectors of the economy. However, lack of ownership or under-ownership, as compared to the Benchmark, of several of the Magnificent 7 weighed heavily on the Fund’s results. At the end of 2024, those seven stocks accounted for 33.5% of the cap-weighted S&P 500 Index.
1	The “Magnificent 7” refers to the following stocks: Apple Inc. (AAPL), Microsoft Corp. (MSFT), Alphabet Inc. (GOOG), Amazon.com Inc. (AMZN), Tesla Inc. (TSLA), Meta Platforms Inc. (META), and NVIDIA Corp. (NVDA).
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The graph below reflects a hypothetical investment in the class of shares noted and assumes the maximum sales charge and the deduction of expenses. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
RMB Fund Class A (without sales charge)†	11.95	10.01	10.46
RMB Fund Class A (with sales charge)†	6.35	8.89	9.90
S&P 500 Index Total Return	25.02	14.53	13.10
Russell 3000 Index Total Return	23.81	13.86	12.55
Visit www.rmbfunds.com/our-funds/rmb-fund and select the applicable share class for more recent performance information.
RMB Fund	PAGE 1	TSR-AR-74968B605

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
†	Class A shares incur a maximum initial sales charge of 5.00%.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$112,867,096
Number of Holdings	40
Net Advisory Fee	$679,839
Portfolio Turnover	10%
30-Day SEC Yield (Class-Specific)	-0.36%
Visit www.rmbfunds.com/our-funds/rmb-fund and select the applicable share class for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2024)1
Top Sectors (%)

Top 10 Holdings	(%)
Microsoft Corp.	10.3%
Alphabet, Inc. - Class A	8.8%
Amazon.com, Inc.	6.4%
Apple, Inc.	5.2%
Visa, Inc. - Class A	4.7%
TJX Cos., Inc. (The)	2.8%
Tyler Technologies, Inc.	2.6%
Booking Holdings, Inc.	2.5%
Keurig Dr Pepper, Inc.	2.4%
JPMorgan Chase & Co.	2.4%
Top Industries (%)
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit  www.rmbfunds.com/documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact  Curi RMB Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Curi RMB Capital, LLC or your financial intermediary.
RMB Fund	PAGE 2	TSR-AR-74968B605

RMB Fund
Class C | RMBJX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the RMB Fund (the “Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$210	1.99%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As has been the case for the last two years, mega-cap growth stocks continued to drive index gains. The Magnificent 71 contributed over 90% of the returns of the S&P 500 Index (the “Benchmark”) in the fourth quarter and 75% of the Benchmark’s return for the full year. The Fund benefited from owning some of these stocks. The Fund also saw strong returns beyond the Magnificent 7, with gains of over 40% in other companies from diverse sectors of the economy. However, lack of ownership or under-ownership, as compared to the Benchmark, of several of the Magnificent 7 weighed heavily on the Fund’s results. At the end of 2024, those seven stocks accounted for 33.5% of the cap-weighted S&P 500 Index.
1	The “Magnificent 7” refers to the following stocks: Apple Inc. (AAPL), Microsoft Corp. (MSFT), Alphabet Inc. (GOOG), Amazon.com Inc. (AMZN), Tesla Inc. (TSLA), Meta Platforms Inc. (META), and NVIDIA Corp. (NVDA).
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The graph below reflects a hypothetical investment in the class of shares noted and assumes the maximum sales charge and the deduction of expenses. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
RMB Fund Class C (without sales charge)†	11.08	9.18	9.63
RMB Fund Class C (with sales charge)†	10.08	9.18	9.63
S&P 500 Index Total Return	25.02	14.53	13.10
Russell 3000 Index Total Return	23.81	13.86	12.55
Visit www.rmbfunds.com/our-funds/rmb-fund and select the applicable share class for more recent performance information.
RMB Fund	PAGE 1	TSR-AR-74968B704

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
†	Class C shares are subject to a 1.00% contingent deferred sales charge (CDSC) if redeemed within one year after purchase.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$112,867,096
Number of Holdings	40
Net Advisory Fee	$679,839
Portfolio Turnover	10%
30-Day SEC Yield (Class-Specific)	-1.20%
Visit www.rmbfunds.com/our-funds/rmb-fund and select the applicable share class for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2024)1
Top Sectors (%)

Top 10 Holdings	(%)
Microsoft Corp.	10.3%
Alphabet, Inc. - Class A	8.8%
Amazon.com, Inc.	6.4%
Apple, Inc.	5.2%
Visa, Inc. - Class A	4.7%
TJX Cos., Inc. (The)	2.8%
Tyler Technologies, Inc.	2.6%
Booking Holdings, Inc.	2.5%
Keurig Dr Pepper, Inc.	2.4%
JPMorgan Chase & Co.	2.4%
Top Industries (%)
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit  www.rmbfunds.com/documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact  Curi RMB Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Curi RMB Capital, LLC or your financial intermediary.
RMB Fund	PAGE 2	TSR-AR-74968B704

RMB Fund
Class I | RMBGX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the RMB Fund (the “Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$105	0.99%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As has been the case for the last two years, mega-cap growth stocks continued to drive index gains. The Magnificent 71 contributed over 90% of the returns of the S&P 500 Index (the “Benchmark”) in the fourth quarter and 75% of the Benchmark’s return for the full year. The Fund benefited from owning some of these stocks. The Fund also saw strong returns beyond the Magnificent 7, with gains of over 40% in other companies from diverse sectors of the economy. However, lack of ownership or under-ownership, as compared to the Benchmark, of several of the Magnificent 7 weighed heavily on the Fund’s results. At the end of 2024, those seven stocks accounted for 33.5% of the cap-weighted S&P 500 Index.
1	The “Magnificent 7” refers to the following stocks: Apple Inc. (AAPL), Microsoft Corp. (MSFT), Alphabet Inc. (GOOG), Amazon.com Inc. (AMZN), Tesla Inc. (TSLA), Meta Platforms Inc. (META), and NVIDIA Corp. (NVDA).
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The graph below reflects a hypothetical investment in the class of shares noted and the deduction of expenses. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (02/01/2017)
RMB Fund Class I (without sales charge)	12.18	10.28	13.01
S&P 500 Index Total Return	25.02	14.53	14.70
Russell 3000 Index Total Return	23.81	13.86	14.02
Visit www.rmbfunds.com/our-funds/rmb-fund and select the applicable share class for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
RMB Fund	PAGE 1	TSR-AR-74968B886

KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$112,867,096
Number of Holdings	40
Net Advisory Fee	$679,839
Portfolio Turnover	10%
30-Day SEC Yield (Class-Specific)	-0.11%
Visit www.rmbfunds.com/our-funds/rmb-fund and select the applicable share class for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2024)1
Top Sectors (%)

Top 10 Holdings	(%)
Microsoft Corp.	10.3%
Alphabet, Inc. - Class A	8.8%
Amazon.com, Inc.	6.4%
Apple, Inc.	5.2%
Visa, Inc. - Class A	4.7%
TJX Cos., Inc. (The)	2.8%
Tyler Technologies, Inc.	2.6%
Booking Holdings, Inc.	2.5%
Keurig Dr Pepper, Inc.	2.4%
JPMorgan Chase & Co.	2.4%
Top Industries (%)
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit  www.rmbfunds.com/documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact  Curi RMB Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Curi RMB Capital, LLC or your financial intermediary.
RMB Fund	PAGE 2	TSR-AR-74968B886

RMB Mendon Financial Services Fund
Class A | RMBKX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the RMB Mendon Financial Services Fund (the “Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$151	1.39%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
A notable theme for the entire year has been the outperformance of large and mid-cap banks relative to small and micro-cap banks. Since 2023, the presence of institutional generalist investors in small and micro-cap banks has been sparse. In the periods where large and mid-cap bank valuations become too cheap to ignore or the underperformance of financials relative to the market leaves generalists in a position to re-weight into financials, we have seen investors favor the perceived safety of large and mid-cap banks. With better trading liquidity profiles and much larger balance sheets, we believe generalists move into mid and large cap financials but tend to ignore the small and micro-caps. Given that a majority of the Fund’s holdings are small and micro-cap stocks, the Fund doesn’t perform as strongly as the broader financial sector when it rallies. For the constituents of the NASDAQ Bank Index, the total return for mid-cap ($5bn-$50bn market cap) was +25.61% for 2024 versus the return for small-cap ($1bn-$5bn market cap) of +17.24% and micro-cap ($0-$1bn market cap) of +16.41% (almost 9% of underperformance of micro-caps relative to mid-caps in 2024). Almost half of the NASDAQ Bank Index weighting is in mid-caps, whereas the Fund usually has around 5-10% exposure to mid- and large caps.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The graph below reflects a hypothetical investment in the class of shares noted and assumes the maximum sales charge and the deduction of expenses. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
RMB Mendon Financial Services Fund	PAGE 1	TSR-AR-74968B407

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
RMB Mendon Financial Services Fund Class A (without sales charge)†	17.06	7.88	10.05
RMB Mendon Financial Services Fund Class A (with sales charge)†	11.20	6.79	9.49
Russell 3000 Index Total Return	23.81	13.86	12.55
NASDAQ Bank Index Total Return	20.57	5.20	7.84
Visit www.rmbfunds.com/our-funds/rmb-mendon-financial-services-fund and select the applicable share class for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
†	Class A shares incur a maximum initial sales charge of 5.00%.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$176,582,502
Number of Holdings	51
Net Advisory Fee	$1,284,326
Portfolio Turnover	66%
30-Day SEC Yield (Class-Specific)	0.49%
Visit www.rmbfunds.com/our-funds/rmb-mendon-financial-services-fund and select the applicable share class for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2024)1
Top Sectors (%)

Top 10 Holdings	(%)
Equity Bancshares, Inc. - Class A	8.5%
USCB Financial Holdings, Inc.	5.7%
Primis Financial Corp.	5.7%
Abacus Life, Inc.	5.1%
VersaBank	5.0%
First Bancshares, Inc. (The)	5.0%
Amerant Bancorp, Inc.	4.6%
First Horizon Corp.	4.4%
Veritex Holdings, Inc.	4.1%
California BanCorp	3.8%
Top Industries (%)
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit  www.rmbfunds.com/documents.
RMB Mendon Financial Services Fund	PAGE 2	TSR-AR-74968B407

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact  Curi RMB Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Curi RMB Capital, LLC or your financial intermediary.
RMB Mendon Financial Services Fund	PAGE 3	TSR-AR-74968B407

RMB Mendon Financial Services Fund
Class C | RMBNX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the RMB Mendon Financial Services Fund (the “Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$231	2.14%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
A notable theme for the entire year has been the outperformance of large and mid-cap banks relative to small and micro-cap banks. Since 2023, the presence of institutional generalist investors in small and micro-cap banks has been sparse. In the periods where large and mid-cap bank valuations become too cheap to ignore or the underperformance of financials relative to the market leaves generalists in a position to re-weight into financials, we have seen investors favor the perceived safety of large and mid-cap banks. With better trading liquidity profiles and much larger balance sheets, we believe generalists move into mid and large cap financials but tend to ignore the small and micro-caps. Given that a majority of the Fund’s holdings are small and micro-cap stocks, the Fund doesn’t perform as strongly as the broader financial sector when it rallies. For the constituents of the NASDAQ Bank Index, the total return for mid-cap ($5bn-$50bn market cap) was +25.61% for 2024 versus the return for small-cap ($1bn-$5bn market cap) of +17.24% and micro-cap ($0-$1bn market cap) of +16.41% (almost 9% of underperformance of micro-caps relative to mid-caps in 2024). Almost half of the NASDAQ Bank Index weighting is in mid-caps, whereas the Fund usually has around 5-10% exposure to mid- and large caps.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The graph below reflects a hypothetical investment in the class of shares noted and assumes the maximum sales charge and the deduction of expenses. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
RMB Mendon Financial Services Fund	PAGE 1	TSR-AR-74968B506

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
RMB Mendon Financial Services Fund Class C (without sales charge)†	16.15	7.07	9.23
RMB Mendon Financial Services Fund Class C (with sales charge)†	15.15	7.07	9.23
Russell 3000 Index Total Return	23.81	13.86	12.55
NASDAQ Bank Index Total Return	20.57	5.20	7.84
Visit www.rmbfunds.com/our-funds/rmb-mendon-financial-services-fund and select the applicable share class for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
†	Class C shares are subject to a 1.00% contingent deferred sales charge (CDSC) if redeemed within one year after purchase.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$176,582,502
Number of Holdings	51
Net Advisory Fee	$1,284,326
Portfolio Turnover	66%
30-Day SEC Yield (Class-Specific)	-0.28%
Visit www.rmbfunds.com/our-funds/rmb-mendon-financial-services-fund and select the applicable share class for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2024)1
Top Sectors (%)

Top 10 Holdings	(%)
Equity Bancshares, Inc. - Class A	8.5%
USCB Financial Holdings, Inc.	5.7%
Primis Financial Corp.	5.7%
Abacus Life, Inc.	5.1%
VersaBank	5.0%
First Bancshares, Inc. (The)	5.0%
Amerant Bancorp, Inc.	4.6%
First Horizon Corp.	4.4%
Veritex Holdings, Inc.	4.1%
California BanCorp	3.8%
Top Industries (%)
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit  www.rmbfunds.com/documents.
RMB Mendon Financial Services Fund	PAGE 2	TSR-AR-74968B506

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact  Curi RMB Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Curi RMB Capital, LLC or your financial intermediary.
RMB Mendon Financial Services Fund	PAGE 3	TSR-AR-74968B506

RMB Mendon Financial Services Fund
Class I | RMBLX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the RMB Mendon Financial Services Fund (the “Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$124	1.14%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
A notable theme for the entire year has been the outperformance of large and mid-cap banks relative to small and micro-cap banks. Since 2023, the presence of institutional generalist investors in small and micro-cap banks has been sparse. In the periods where large and mid-cap bank valuations become too cheap to ignore or the underperformance of financials relative to the market leaves generalists in a position to re-weight into financials, we have seen investors favor the perceived safety of large and mid-cap banks. With better trading liquidity profiles and much larger balance sheets, we believe generalists move into mid and large cap financials but tend to ignore the small and micro-caps. Given that a majority of the Fund’s holdings are small and micro-cap stocks, the Fund doesn’t perform as strongly as the broader financial sector when it rallies. For the constituents of the NASDAQ Bank Index, the total return for mid-cap ($5bn-$50bn market cap) was +25.61% for 2024 versus the return for small-cap ($1bn-$5bn market cap) of +17.24% and micro-cap ($0-$1bn market cap) of +16.41% (almost 9% of underperformance of micro-caps relative to mid-caps in 2024). Almost half of the NASDAQ Bank Index weighting is in mid-caps, whereas the Fund usually has around 5-10% exposure to mid- and large caps.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The graph below reflects a hypothetical investment in the class of shares noted and the deduction of expenses. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (02/01/2017)
RMB Mendon Financial Services Fund Class I (without sales charge)	17.35	8.15	7.03
Russell 3000 Index Total Return	23.81	13.86	14.02
NASDAQ Bank Index Total Return	20.57	5.20	4.75
RMB Mendon Financial Services Fund	PAGE 1	TSR-AR-74968B803

Visit www.rmbfunds.com/our-funds/rmb-mendon-financial-services-fund and select the applicable share class for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$176,582,502
Number of Holdings	51
Net Advisory Fee	$1,284,326
Portfolio Turnover	66%
30-Day SEC Yield (Class-Specific)	0.79%
Visit www.rmbfunds.com/our-funds/rmb-mendon-financial-services-fund and select the applicable share class for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2024)1
Top Sectors (%)

Top 10 Holdings	(%)
Equity Bancshares, Inc. - Class A	8.5%
USCB Financial Holdings, Inc.	5.7%
Primis Financial Corp.	5.7%
Abacus Life, Inc.	5.1%
VersaBank	5.0%
First Bancshares, Inc. (The)	5.0%
Amerant Bancorp, Inc.	4.6%
First Horizon Corp.	4.4%
Veritex Holdings, Inc.	4.1%
California BanCorp	3.8%
Top Industries (%)
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit  www.rmbfunds.com/documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact  Curi RMB Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Curi RMB Capital, LLC or your financial intermediary.
RMB Mendon Financial Services Fund	PAGE 2	TSR-AR-74968B803

RMB International Fund
Class I | RMBTX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the RMB International Fund (the “Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$99	0.99%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the period, stock selection was the primary detractor while sector allocation contributed positively to the Fund’s performance. By sector, being overweight in Financials and underweight in Consumer Staples and Materials contributed positively to performance. However, our underweight position in Communication Services, combined with being slightly overweight in Energy, had a negative impact. Stock selection was strongest in Energy, Real Estate, and Industrials but detracted in Technology, Consumer Staples, and Health Care. By region, Japan, United Kingdom, and Hong Kong were the strongest contributors while Switzerland, Belgium, France, and Germany were the largest detractors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The graph below reflects a hypothetical investment in the class of shares noted and the deduction of expenses. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/27/2017)
RMB International Fund Class I (without sales charge)	0.02	1.92	0.37
MSCI EAFE Index	3.82	4.73	4.17
Visit www.rmbfunds.com/our-funds/rmb-international-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
RMB International Fund	PAGE 1	TSR-AR-74968B860

KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$213,444,482
Number of Holdings	41
Net Advisory Fee	$1,819,993
Portfolio Turnover	25%
30-Day SEC Yield (Class-Specific)	1.81%
Visit www.rmbfunds.com/our-funds/rmb-international-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2024)1
Top Countries (%)

Top 10 Holdings	(%)
Shell PLC	4.9%
Compass Group PLC	4.6%
Schneider Electric SE	4.2%
ASML Holding N.V.	3.9%
AstraZeneca PLC	3.8%
BAE Systems PLC	3.5%
London Stock Exchange Group PLC	3.4%
ING Groep N.V.	3.3%
ITOCHU Corp.	3.3%
Toyota Motor Corp.	3.1%
Top Industries (%)

Banks
11.4%
Pharmaceuticals
9.3%
Electrical Equipment
5.7%
Semiconductors & Semiconductor Equipment
5.4%
Insurance
5.3%
Capital Markets
5.0%
Oil, Gas & Consumable Fuels
4.9%
Automobiles
4.8%
Hotels, Restaurants & Leisure
4.6%
Other Industries & Cash
43.6%

1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit  www.rmbfunds.com/documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact  Curi RMB Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Curi RMB Capital, LLC or your financial intermediary.
RMB International Fund	PAGE 2	TSR-AR-74968B860

RMB Japan Fund
Class I | RMBPX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the RMB Japan Fund (the “Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$134	1.29%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the period, both sector allocation and stock selection contributed positively to the Fund’s performance, although the Fund’s elevated expense ratio weighed on its net performance relative to the MSCI Japan Index benchmark. By sector, being overweight in Financials and Energy, as well as underweight in Consumer Staples and Information Technology, contributed positively to performance. However, our underweight position in Consumer Discretionary, combined with being overweight in Real Estate and Utilities, had a negative impact. Stock selection was strongest in Industrials and Consumer Discretionary but detracted in Healthcare and Energy. In addition, as part of the liquidation and termination of the Fund, the Fund was closed to additional investment on December 17, 2024 and the Fund’s investment adviser (the “Adviser”) ceased actively investing the Fund’s assets.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The graph below reflects a hypothetical investment in the class of shares noted and the deduction of expenses. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/27/2017)
RMB Japan Fund Class I (without sales charge)	7.16	3.79	2.87
MSCI Japan Index	8.31	4.81	4.00
Visit www.rmbfunds.com/our-funds/rmb-japan-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
RMB Japan Fund	PAGE 1	TSR-AR-74968B852

KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$20,586,848
Number of Holdings	2
Net Advisory Fee	$29,379
Portfolio Turnover	30%
30-Day SEC Yield (Class-Specific)	0.66%
Visit www.rmbfunds.com/our-funds/rmb-japan-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2024)1,2
Top Countries (%)

Top 10 Holdings	(%)
First American Treasury Obligations Fund - Class X	5.1%
First American Government Obligations Fund - Class X	5.0%
Top Industries (%)
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
2	As part of the liquidation and termination of the Fund, the Fund was closed to additional investment on December 17, 2024 and the Fund’s Adviser ceased actively investing the Fund’s assets.
For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit  www.rmbfunds.com/documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact  Curi RMB Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Curi RMB Capital, LLC or your financial intermediary.
RMB Japan Fund	PAGE 2	TSR-AR-74968B852

RMB Small Cap Fund
Class I | RMBBX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the RMB Small Cap Fund (the “Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund underperformed the Russell 3000© Index since risk controls are aligned with the Russell 2000© Index. With respect to the Russell 2000® Index1, the Fund’s stock selection among Materials, Industrials, Technology, and Financials holdings drove the Fund’s outperformance this year. Strong performance contributions from both growth as well as value stocks demonstrated the benefits of the Fund’s “lifecycle diversification” strategies. We believe that by focusing on value creation in both growth and value universes, the Fund’s lifecycle diversification strategies have more ways to win with typically less volatility than pure growth or value strategies.
1	Pursuant to the SEC’s new requirements that took effect in 2024, the Fund’s primary “broad-based securities market index” is now the Russell 3000©.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The graph below reflects a hypothetical investment in the class of shares noted and the deduction of expenses. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
RMB Small Cap Fund Class I (without sales charge)	15.09	8.45	8.39
Russell 3000 Index Total Return	23.81	13.86	12.55
Russell 2000 Index Total Return	11.54	7.40	7.82
Visit www.rmbfunds.com/our-funds/rmb-small-cap-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
RMB Small Cap Fund	PAGE 1	TSR-AR-74968B837

KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$149,739,601
Number of Holdings	56
Net Advisory Fee	$962,763
Portfolio Turnover	14%
30-Day SEC Yield (Class-Specific)	0.14%
Visit www.rmbfunds.com/our-funds/rmb-small-cap-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2024)1
Top Sectors (%)

Top 10 Holdings	(%)
Curtiss-Wright Corp.	4.7%
Kadant, Inc.	3.9%
Fair Isaac Corp.	3.7%
Stifel Financial Corp.	3.4%
Carpenter Technology Corp.	3.3%
Eagle Materials, Inc.	3.3%
AptarGroup, Inc.	3.1%
Stock Yards Bancorp, Inc.	3.0%
West Pharmaceutical Services, Inc.	2.9%
TriCo Bancshares	2.9%
Top Industries (%)
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit  www.rmbfunds.com/documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact  Curi RMB Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Curi RMB Capital, LLC or your financial intermediary.
RMB Small Cap Fund	PAGE 2	TSR-AR-74968B837

RMB SMID Cap Fund
Class I | RMBMX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the RMB SMID Cap Fund (the “Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$84	0.80%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund underperformed the Russell 3000© Index since risk controls are aligned with the Russell 2500© Index. With respect to the Russell 2500® Index1, the Fund’s stock selection among our Technology, Industrials, and Materials holdings contributed to performance. However, stock selection from Health Care, Real Estate and Consumer Discretionary detracted from performance and drove the Fund’s underperformance this year. Strong performance contributions from both growth as well as value stocks demonstrated the benefits of the Fund’s “lifecycle diversification” strategies. We believe that by focusing on value creation in both growth and value universes, the Fund’s lifecycle diversification strategies have more ways to win with typically less volatility than pure growth or value strategies.
1	Pursuant to the SEC’s new requirements that took effect in 2024, the Fund’s primary “broad-based securities market index” is now the Russell 3000©.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The graph below reflects a hypothetical investment in the class of shares noted and the deduction of expenses. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
RMB SMID Cap Fund Class I (without sales charge)	10.03	10.74	10.19
Russell 3000 Index Total Return	23.81	13.86	12.55
Russell 2500 Index Total Return	12.00	8.77	8.85
Visit www.rmbfunds.com/our-funds/rmb-smid-cap-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
RMB SMID Cap Fund	PAGE 1	TSR-AR-74968B811

KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$83,877,501
Number of Holdings	57
Net Advisory Fee	$380,628
Portfolio Turnover	19%
30-Day SEC Yield (Class-Specific)	0.26%
Visit www.rmbfunds.com/our-funds/rmb-smid-cap-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2024)1
Top Sectors (%)

Top Holdings	(%)
Pinnacle Financial Partners, Inc.	4.1%
Copart, Inc.	3.9%
Fair Isaac Corp.	3.6%
Eagle Materials, Inc.	3.5%
Watsco, Inc.	3.5%
Monolithic Power Systems, Inc.	3.0%
Tyler Technologies, Inc.	2.9%
Webster Financial Corp.	2.8%
Curtiss-Wright Corp.	2.8%
West Pharmaceutical Services, Inc.	2.7%
Top Industries (%)

Software
10.9%
Banks
8.3%
Life Sciences Tools & Services
8.0%
Aerospace & Defense
6.4%
Trading Companies & Distributors
6.0%
Equity Real Estate Investment
5.4%
Oil, Gas & Consumable Fuels
5.2%
Insurance
4.9%
Semiconductors & Semiconductor Equipment
4.0%
Other Industries & Cash
40.9%

1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit  www.rmbfunds.com/documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact  Curi RMB Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Curi RMB Capital, LLC or your financial intermediary.
RMB SMID Cap Fund	PAGE 2	TSR-AR-74968B811

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when such person calls the registrant at 1-800-462-2392.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Margaret M. Eisen is the registrant’s “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant, Tait, Weller & Baker LLP, to perform audit services, audit-related services, and tax services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning and specifically relate to the accountant’s review of the registrant’s federal and state tax returns. There were no other services provided by the principal accountant to the registrant during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed to the registrant for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2024	FYE 12/31/2023
(a) Audit Fees	$95,200	$92,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$18,000	$18,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2024	FYE 12/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for each of the last two fiscal years.

Non-Audit Fees	FYE 12/31/2024	FYE 12/31/2023
Registrant	$18,000	$18,000
Registrant’s Investment Adviser	$0	$0
Affiliates of Registrant’s Investment Adviser	$0	$0

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

RMB Investors Trust
RMB Fund
RMB Mendon Financial Services Fund
RMB International Fund
RMB Japan Fund
RMB Small Cap Fund
RMB SMID Cap Fund
Annual Financial Statements and Additional Information
December 31, 2024

RMB Fund
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 100.1%
Communication Services - 8.8%
Alphabet, Inc. - Class A	52,240	$9,889,032
Consumer Discretionary - 11.7%
Amazon.com, Inc.(a)	33,000	7,239,870
Booking Holdings, Inc.	573	2,846,905
TJX Cos., Inc. (The)	25,730	3,108,441
		13,195,216
Consumer Staples - 2.4%
Keurig Dr Pepper, Inc.	85,109	2,733,701
Energy - 2.1%
EOG Resources, Inc.	19,459	2,385,284
Financials - 17.0%
Chubb Ltd.	6,300	1,740,690
CME Group, Inc.	10,600	2,461,638
JPMorgan Chase & Co.	11,200	2,684,752
Morgan Stanley	16,006	2,012,274
Progressive Corp. (The)	9,900	2,372,139
S&P Global, Inc.	5,339	2,658,982
Visa, Inc. - Class A	16,645	5,260,486
		19,190,961
Health Care - 12.0%
Becton Dickinson & Co.	10,200	2,314,074
Cooper Cos., Inc. (The)(a)	29,200	2,684,356
Danaher Corp.	8,000	1,836,400
Eli Lilly & Co.	2,675	2,065,100
UnitedHealth Group, Inc.	4,860	2,458,480
Zoetis, Inc.	13,400	2,183,262
		13,541,672
Industrials - 7.3%
AMETEK, Inc.	14,300	2,577,718
IDEX Corp.	8,500	1,778,965
Nordson Corp.	7,800	1,632,072
Union Pacific Corp.	9,700	2,211,988
		8,200,743
Information Technology - 33.9%
Accenture PLC - Class A	7,400	2,603,246
Advanced Micro Devices, Inc.(a)	6,989	844,201
Analog Devices, Inc.	4,906	1,042,329
Apple, Inc.	23,630	5,917,425
CDW Corp.	3,300	574,332
Entegris, Inc.	15,900	1,575,054
Intuit, Inc.	3,400	2,136,900
Microsoft Corp.	27,674	11,664,591
Palo Alto Networks, Inc.(a)	11,400	2,074,344
PTC, Inc.(a)	12,900	2,371,923
Salesforce, Inc.	7,000	2,340,310
Synopsys, Inc.(a)	4,300	2,087,048
Tyler Technologies, Inc.(a)	5,150	2,969,696
		38,201,399

	Shares	Value
Materials - 1.7%
Avery Dennison Corp.	10,500	$1,964,865
Real Estate - 3.2%
American Tower Corp.	11,500	2,109,215
Equinix, Inc.	1,600	1,508,624
		3,617,839
TOTAL COMMON STOCKS (Cost $51,836,413)		112,920,712
SHORT-TERM INVESTMENTS - 0.0%(b)
Money Market Funds - 0.0%(b)
First American Government Obligations Fund - Class X, 4.41%(c)	51,098	51,098
TOTAL SHORT-TERM INVESTMENTS (Cost $51,098)		51,098
TOTAL INVESTMENTS - 100.1% (Cost $51,887,511)		$112,971,810
Liabilities in Excess of Other Assets - (0.1)%		(104,714)
TOTAL NET ASSETS - 100.0%		$112,867,096

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
The accompanying notes are an integral part of these financial statements.

1

RMB Mendon Financial Services Fund
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 99.4%
Banks - 94.2%
Amerant Bancorp, Inc.	364,290	$8,163,739
Ameris Bancorp(a)(b)	25,500	1,595,535
Atlantic Union Bankshares Corp.(a)(b)	25,000	947,000
Banc of California, Inc.(a)(b)	150,000	2,319,000
Brookline Bancorp, Inc.	300,000	3,540,000
Business First Bancshares, Inc.	250,000	6,425,000
Byline Bancorp, Inc.	125,000	3,625,000
California BanCorp(c)	409,629	6,775,264
Carter Bankshares, Inc.(c)	14,117	248,318
ChoiceOne Financial Services, Inc.	70,928	2,527,874
Civista Bancshares, Inc.	200,000	4,208,000
Coastal Financial Corp.(c)	30,000	2,547,300
Equity Bancshares, Inc. - Class A	353,186	14,982,150
FB Financial Corp.(a)(b)	100,000	5,151,000
Financial Institutions, Inc.	89,021	2,429,383
First Bancshares, Inc. (The)	250,000	8,750,000
First Foundation, Inc.	315,500	1,959,255
First Horizon Corp.(a)(b)	390,000	7,854,600
First Western Financial, Inc.(c)	196,656	3,844,625
Flagstar Financial, Inc.(a)(b)	199,802	1,864,153
Flushing Financial Corp.	312,248	4,458,901
HomeStreet, Inc.(c)	300,000	3,426,000
Live Oak Bancshares, Inc.	50,000	1,977,500
Mid Penn Bancorp, Inc.	65,992	1,903,209
MidWestOne Financial Group, Inc.	154,284	4,492,750
NBT Bancorp, Inc.(a)(b)	15,000	716,400
Nicolet Bankshares, Inc.	20,000	2,098,200
OceanFirst Financial Corp.	50,000	905,000
Old Second Bancorp, Inc.	100,000	1,778,000
Origin Bancorp, Inc.	200,000	6,658,000
Primis Financial Corp.	868,536	10,127,130
Provident Financial Services, Inc.	200,000	3,774,000
Shore Bancshares, Inc.	175,164	2,776,349
Southern States Bancshares, Inc.	120,000	3,997,200
Stellar Bancorp, Inc.	50,000	1,417,500
USCB Financial Holdings, Inc.	570,636	10,128,789
Veritex Holdings, Inc.(a)(b)	264,000	7,170,240
VersaBank	636,663	8,817,783
		166,380,147
Insurance - 5.2%
Abacus Life, Inc.(c)	1,159,000	9,074,970
TOTAL COMMON STOCKS (Cost $132,852,846)		175,455,117

	Shares	Value
SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
First American Government Obligations Fund - Class X, 4.41%(d)	1,753,028	$1,753,028
TOTAL SHORT-TERM INVESTMENTS (Cost $1,753,028)		1,753,028
TOTAL INVESTMENTS - 100.4% (Cost $134,605,874)		$177,208,145
Liabilities in Excess of Other Assets - (0.4)%		(625,643)
TOTAL NET ASSETS - 100.0%		$176,582,502

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)
Security or partial security segregated as collateral for written options. For the written options, the Fund is required to establish a margin account with the broker. The aggregate market value of collateral posted was $13,264,278.

(c)	Non-income producing security.
(d)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
The accompanying notes are an integral part of these financial statements.

2

RMB Mendon Financial Services Fund
Schedule of Written Options
December 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.3)%(a)
Call Options - (0.3)%
Ameris Bancorp, Expiration: 07/18/2025; Exercise Price: $80.00(b)	$ (1,000,000)	(125)	$0
Atlantic Union Bankshares Corp., Expiration: 07/18/2025; Exercise Price: $45.00(b)	(1,125,000)	(250)	0
Bancof California, Inc.
Expiration: 01/17/2025; Exercise Price: $15.00	(750,000)	(500)	(37,500)
Expiration: 07/18/2025; Exercise Price: $17.50	(1,750,000)	(1,000)	(90,000)
FB Financial Corp.
Expiration: 01/17/2025; Exercise Price: $50.00	(2,500,000)	(500)	(136,250)
Expiration: 07/18/2025; Exercise Price: $60.00	(1,500,000)	(250)	(66,875)
Expiration: 07/18/2025; Exercise Price: $65.00	(1,625,000)	(250)	(62,500)

	Notional Amount	Contracts	Value
First Horizon Corp., Expiration: 01/17/2025; Exercise Price: $17.00	$(680,000)	(400)	$(128,000)
Flagstar Financial, Inc., Expiration: 01/17/2025; Exercise Price: $4.00(b)	(1,200,000)	(3,000)	0
NBT Bancorp, Inc., Expiration: 02/21/2025; Exercise Price: $50.00	(750,000)	(150)	(25,500)
Veritex Holdings, Inc., Expiration: 07/18/2025; Exercise Price: $35.00(b)	(875,000)	(250)	0
Total Call Options			(546,625)
TOTAL WRITTEN OPTIONS (Premiums received $756,645)			$(546,625)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	Fair-valued security. (Note 13)
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
The accompanying notes are an integral part of these financial statements.

3

RMB International Fund
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 99.0%
Australia - 2.8%
Rio Tinto Ltd.	83,136	$6,028,433
Belgium - 2.4%
Anheuser-Busch InBev SA/N.V.	104,124	5,212,864
Denmark - 2.5%
Novo Nordisk A/S - Class B	61,563	5,311,768
Finland - 2.3%
Sampo OYJ - Class A	119,890	4,896,906
France - 11.2%
Air Liquide SA	29,300	4,763,004
Cie de Saint-Gobain SA	24,264	2,156,142
L’Oreal SA	8,048	2,849,019
LVMH Moet Hennessy Louis Vuitton SE	7,860	5,170,259
Schneider Electric SE	36,061	8,977,612
		23,916,036
Germany - 4.6%
Bayerische Motoren Werke AG	42,370	3,465,443
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,631	6,373,134
		9,838,577
Hong Kong - 1.6%
Hong Kong Exchanges & Clearing Ltd.	89,400	3,346,130
Italy - 2.0%
UniCredit SpA	105,335	4,218,498
Japan - 25.3%
FANUC Corp.	136,300	3,560,559
ITOCHU Corp.	142,400	7,002,431
Kansai Electric Power Co., Inc. (The)	326,700	3,621,102
Kao Corp.	99,900	4,042,110
Mitsubishi Electric Corp.	190,700	3,220,113
Mitsubishi UFJ Financial Group, Inc.	408,800	4,772,619
Mitsui Fudosan Co. Ltd.	464,400	3,713,960
Murata Manufacturing Co. Ltd.	279,169	4,428,969
NEC Corp.	58,500	5,006,260
Nintendo Co. Ltd.	55,500	3,232,420
ORIX Corp.	220,605	4,739,454
Toyota Motor Corp.	343,595	6,708,776
		54,048,773
Netherlands - 7.2%
ASML Holding N.V.	11,847	8,298,056
ING Groep N.V.	447,848	7,018,495
		15,316,551

	Shares	Value
Sweden - 2.2%
Atlas Copco AB - Class A	311,183	$4,749,168
Switzerland - 8.5%
Lonza Group AG	6,539	3,859,572
Novartis AG	66,394	6,463,940
Sika AG	19,041	4,543,318
STMicroelectronics N.V.	126,045	3,157,034
		18,023,864
United Kingdom - 26.4%
AstraZeneca PLC	62,732	8,178,936
BAE Systems PLC	521,506	7,481,112
Barclays PLC	989,773	3,310,970
Compass Group PLC	292,127	9,720,018
Intertek Group PLC	79,045	4,669,941
Lloyds Banking Group PLC	7,407,890	5,059,036
London Stock Exchange Group PLC	52,119	7,356,817
Shell PLC	338,520	10,551,953
		56,328,783
TOTAL COMMON STOCKS (Cost $177,721,621)		211,236,351
SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
First American Government Obligations Fund - Class X, 4.41%(a)	1,623,798	1,623,798
TOTAL SHORT-TERM INVESTMENTS (Cost $1,623,798)		1,623,798
TOTAL INVESTMENTS - 99.7% (Cost $179,345,419)		$212,860,149
Other Assets in Excess of Liabilities - 0.3%		584,333
TOTAL NET ASSETS - 100.0%		$213,444,482

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
The accompanying notes are an integral part of these financial statements.

4

RMB Japan Fund
Schedule of Investments
December 31, 2024

	Shares	Value
SHORT-TERM INVESTMENTS - 10.1%
Money Market Funds - 10.1%
First American Government Obligations Fund - Class X, 4.41%(a)	1,036,151	$1,036,151
First American Treasury Obligations Fund - Class X, 4.40%(a)	1,036,151	1,036,151
TOTAL SHORT-TERM INVESTMENTS (Cost $2,072,302)		2,072,302
TOTAL INVESTMENTS - 10.1% (Cost $2,072,302)		$2,072,302
Other Assets in Excess of Liabilities - 89.9%(b)		18,514,546
TOTAL NET ASSETS - 100.0%		$20,586,848

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(b)	As part of the liquidation and termination of the Fund, the Fund was closed to additional investment on December 17, 2024 and the Fund's Adviser ceased actively investing the Fund's assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
The accompanying notes are an integral part of these financial statements.

5

RMB Small Cap Fund
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 97.2%
Aerospace & Defense - 4.7%
Curtiss-Wright Corp.	19,882	$7,055,525
Automobile Components - 1.3%
Visteon Corp.(a)	21,858	1,939,242
Banks - 10.4%
Seacoast Banking Corp. of Florida	121,547	3,346,189
Stock Yards Bancorp, Inc.	62,918	4,505,558
TriCo Bancshares	98,059	4,285,178
Triumph Financial, Inc.(a)	18,296	1,662,741
Veritex Holdings, Inc.	64,800	1,759,968
		15,559,634
Biotechnology - 3.6%
Allogene Therapeutics, Inc.(a)	149,577	318,599
CareDx, Inc.(a)	40,547	868,111
CRISPR Therapeutics AG(a)	27,739	1,091,807
Intellia Therapeutics, Inc.(a)	23,198	270,489
Iovance Biotherapeutics, Inc.(a)	107,637	796,514
Vaxcyte, Inc.(a)	3,977	325,557
Veracyte, Inc.(a)	36,418	1,442,153
Viking Therapeutics, Inc.(a)	6,034	242,808
		5,356,038
Building Products - 3.6%
AAON, Inc.	18,403	2,165,665
Trex Co., Inc.(a)	46,053	3,179,039
		5,344,704
Capital Markets - 3.3%
Stifel Financial Corp.	47,294	5,016,948
Construction & Engineering - 0.7%
Valmont Industries, Inc.	3,243	994,531
Construction Materials - 3.2%
Eagle Materials, Inc.	19,724	4,867,094
Containers & Packaging - 3.1%
AptarGroup, Inc.	29,320	4,606,172
Distributors - 2.5%
Pool Corp.	11,208	3,821,255
Diversified Consumer Services - 0.3%
Duolingo, Inc.(a)	1,590	515,526
Electronic Equipment, Instruments & Components - 2.7%
Badger Meter, Inc.	18,976	4,025,189

	Shares	Value
Equity Real Estate Investment - 6.6%
EastGroup Properties, Inc.	25,914	$4,158,938
Essential Properties Realty Trust, Inc.	102,700	3,212,456
PotlatchDeltic Corp.	65,181	2,558,354
		9,929,748
Gas Utilities - 1.3%
Chesapeake Utilities Corp.	16,031	1,945,362
Health Care Equipment & Supplies - 2.4%
Merit Medical Systems, Inc.(a)	11,830	1,144,198
Neogen Corp.(a)	90,679	1,100,843
Omnicell, Inc.(a)	28,929	1,287,919
		3,532,960
Health Care Providers & Services - 0.6%
CorVel Corp.(a)	8,709	968,963
Hotels, Restaurants & Leisure - 1.0%
Texas Roadhouse, Inc.	8,501	1,533,835
Household Durables - 0.4%
Installed Building Products, Inc.	3,198	560,449
Insurance - 2.3%
American Financial Group, Inc.	24,939	3,414,897
Life Sciences Tools & Services - 6.4%
BioLife Solutions, Inc.(a)	77,955	2,023,712
Repligen Corp.(a)	22,231	3,199,930
West Pharmaceutical Services, Inc.	13,125	4,299,225
		9,522,867
Machinery - 7.2%
ITT, Inc.	16,978	2,425,817
Kadant, Inc.	16,961	5,851,375
RBC Bearings, Inc.(a)	8,478	2,536,109
		10,813,301
Metals & Mining - 3.3%
Carpenter Technology Corp.	29,001	4,921,760
Oil, Gas & Consumable Fuels - 4.7%
Matador Resources Co.	59,532	3,349,270
Range Resources Corp.	102,591	3,691,224
		7,040,494
Professional Services - 1.6%
Exponent, Inc.	27,182	2,421,916

The accompanying notes are an integral part of these financial statements.

6

RMB Small Cap Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
Semiconductors & Semiconductor Equipment - 3.4%
MKS Instruments, Inc.	12,012	$1,253,933
Monolithic Power Systems, Inc.	6,413	3,794,572
		5,048,505
Software - 12.7%
Clearwater Analytics Holdings, Inc. - Class A(a)	42,197	1,161,262
Digimarc Corp.(a)	27,612	1,034,069
Fair Isaac Corp.(a)	2,816	5,606,459
PTC, Inc.(a)	21,643	3,979,498
Q2 Holdings, Inc.(a)	31,380	3,158,397
Tyler Technologies, Inc.(a)	7,172	4,135,662
		19,075,347
Textiles, Apparel & Luxury Goods - 1.5%
Columbia Sportswear Co.	26,199	2,198,882
Trading Companies & Distributors - 2.4%
Applied Industrial Technologies, Inc.	14,748	3,531,704
TOTAL COMMON STOCKS (Cost $83,509,783)		145,562,848
SHORT-TERM INVESTMENTS - 2.9%
Money Market Funds - 2.9%
First American Government Obligations Fund - Class X, 4.41%(b)	4,251,637	4,251,637
TOTAL SHORT-TERM INVESTMENTS (Cost $4,251,637)		4,251,637
TOTAL INVESTMENTS - 100.1% (Cost $87,761,420)		$149,814,485
Liabilities in Excess of Other Assets - (0.1)%		(74,884)
TOTAL NET ASSETS - 100.0%		$149,739,601

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
The accompanying notes are an integral part of these financial statements.

7

RMB SMID Cap Fund
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 98.0%
Aerospace & Defense - 6.4%
BWX Technologies, Inc.	11,198	$1,247,345
Curtiss-Wright Corp.	6,565	2,329,721
HEICO Corp.	7,432	1,766,884
		5,343,950
Automobile Components - 1.2%
Visteon Corp.(a)	11,085	983,461
Banks - 8.3%
Pinnacle Financial Partners, Inc.	30,139	3,447,600
Stock Yards Bancorp, Inc.	16,281	1,165,883
Webster Financial Corp.	42,292	2,335,364
		6,948,847
Biotechnology - 1.4%
CRISPR Therapeutics AG(a)	13,499	531,321
Exact Sciences Corp.(a)	7,118	399,960
Vaxcyte, Inc.(a)	2,932	240,014
		1,171,295
Building Products - 3.4%
Carlisle Cos., Inc.	5,589	2,061,447
Trex Co., Inc.(a)	12,045	831,466
		2,892,913
Capital Markets - 2.0%
Stifel Financial Corp.	16,187	1,717,117
Chemicals - 1.4%
RPM International, Inc.	9,449	1,162,794
Commercial Services & Supplies - 3.9%
Copart, Inc.(a)	56,430	3,238,518
Construction Materials - 3.5%
Eagle Materials, Inc.	11,920	2,941,379
Consumer Staples Distribution & Retail - 2.7%
BJ’s Wholesale Club Holdings, Inc.(a)	15,783	1,410,211
Casey’s General Stores, Inc.	2,097	830,894
		2,241,105
Containers & Packaging - 1.8%
Avery Dennison Corp.	8,121	1,519,683
Distributors - 1.0%
Pool Corp.	2,422	825,757
Electronic Equipment, Instruments & Components - 1.5%
Teledyne Technologies, Inc.(a)	1	464
Trimble, Inc.(a)	17,707	1,251,177
		1,251,641

	Shares	Value
Equity Real Estate Investment - 5.4%
Alexandria Real Estate Equities, Inc.	11,512	$1,122,996
EastGroup Properties, Inc.	11,786	1,891,535
PotlatchDeltic Corp.	38,192	1,499,036
		4,513,567
Financial Services - 0.7%
Jack Henry & Associates, Inc.	3,588	628,976
Ground Transportation - 2.2%
Old Dominion Freight Line, Inc.	10,491	1,850,612
Health Care Equipment & Supplies - 2.7%
IDEXX Laboratories, Inc.(a)	2,051	847,966
Insulet Corp.(a)	2,220	579,575
Merit Medical Systems, Inc.(a)	8,610	832,759
		2,260,300
Hotels, Restaurants & Leisure - 1.0%
Texas Roadhouse, Inc.	4,662	841,165
Household Durables - 2.0%
NVR, Inc.(a)	204	1,668,496
Insurance - 4.9%
American Financial Group, Inc.	14,817	2,028,892
Markel Group, Inc.(a)	1,224	2,112,905
		4,141,797
Life Sciences Tools & Services - 8.0%
BioLife Solutions, Inc.(a)	35,769	928,563
Bio-Techne Corp.	23,116	1,665,046
Repligen Corp.(a)	12,692	1,826,886
West Pharmaceutical Services, Inc.	7,017	2,298,489
		6,718,984
Machinery - 2.7%
IDEX Corp.	4,224	884,041
ITT, Inc.	9,417	1,345,501
		2,229,542
Metals & Mining - 2.6%
Royal Gold, Inc.	6,320	833,292
Steel Dynamics, Inc.	11,696	1,334,163
		2,167,455
Oil, Gas & Consumable Fuels - 5.2%
Devon Energy Corp.	37,388	1,223,709
Diamondback Energy, Inc.	8,187	1,341,276
Matador Resources Co.	31,871	1,793,063
		4,358,048

The accompanying notes are an integral part of these financial statements.

8

RMB SMID Cap Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
Semiconductors & Semiconductor Equipment - 4.0%
MKS Instruments, Inc.	8,168	$852,658
Monolithic Power Systems, Inc.	4,276	2,530,109
		3,382,767
Software - 10.9%
Clearwater Analytics Holdings, Inc. - Class A(a)	29,466	810,904
CyberArk Software Ltd.(a)	1,987	661,969
Fair Isaac Corp.(a)	1,516	3,018,250
PTC, Inc.(a)	9,016	1,657,772
Q2 Holdings, Inc.(a)	6,176	621,614
Tyler Technologies, Inc.(a)	4,190	2,416,122
		9,186,631
Textiles, Apparel & Luxury Goods - 1.2%
Columbia Sportswear Co.	12,065	1,012,615
Trading Companies & Distributors - 6.0%
Applied Industrial Technologies, Inc.	8,788	2,104,462
Watsco, Inc.	6,111	2,895,942
		5,000,404
TOTAL COMMON STOCKS (Cost $44,747,976)		82,199,819
SHORT-TERM INVESTMENTS - 2.0%
Money Market Funds - 2.0%
First American Government Obligations Fund - Class X, 4.41%(b)	1,680,453	1,680,453
TOTAL SHORT-TERM INVESTMENTS (Cost $1,680,453)		1,680,453
TOTAL INVESTMENTS - 100.0% (Cost $46,428,429)		$83,880,272
Liabilities in Excess of Other Assets - (0.0)%(c)		(2,771)
TOTAL NET ASSETS - 100.0%		$83,877,501

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(c)	Represents less than 0.05% of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.
The accompanying notes are an integral part of these financial statements.

9

RMB INVESTORS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
As of December 31, 2024

	RMB Fund	RMB Mendon Financial Services Fund
ASSETS:
Investments at cost	$51,887,511	$134,605,874
Investments at value	$112,971,810	$177,208,145
Dividends and interest receivable	92,333	175,959
Receivable for capital stock sold	—	31,277
Prepaid expenses	21,760	22,137
Total assets	113,085,903	177,437,518
LIABILITIES:
Payable for fund shares redeemed	50,330	41,319
Options written at value	—	546,625[1]
Payable for investment advisory fees (Note 2)	59,305	117,399
Payable for audit fees	20,225	20,325
Payable for distribution and shareholder service fees (Note 3)	20,104	28,051
Payable for administration fees	15,486	15,771
Payable for transfer agent fees	14,640	30,337
Payable for legal fees	12,362	19,929
Payable for accounting fees	11,508	11,610
Payable for custody fees	1,250	1,720
Accrued expenses and other payables	13,597	21,930
Total liabilities	218,807	855,016
NET ASSETS	$ 112,867,096	$176,582,502
Net Assets Consists of:
Capital paid-in	$49,557,883	$167,553,508
Total distributable earnings	63,309,213	9,028,994
Net assets	$ 112,867,096	$176,582,502
By Share Class:
Net Assets:
Class A	$84,928,998	$58,338,761
Class C	$1,480,405	$17,946,227
Class I	$26,457,693	$100,297,514
NAV (par value $0.10 per share)
Class A	$34.59	$49.95
Class C	$24.91	$42.98
Class I	$35.08	$51.14
Capital Shares Outstanding: (unlimited number of shares has been authorized)
Class A	2,455,629	1,167,990
Class C	59,424	417,515
Class I	754,205	1,961,422

[1]	The payable for options written include premiums recievedof $756,645.
The accompanying notes are an integral part of these financial statements.

10

RMB INVESTORS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
As of December 31, 2024

	RMB International Fund	RMB Japan Fund	RMB Small Cap Fund	RMB SMID Cap Fund
ASSETS:
Investments at cost	$ 179,345,419	$2,072,302	$87,761,420	$46,428,429
Investments at value	$212,860,149	$2,072,302	$149,814,485	$83,880,272
Cash	—	18,564,925	—	—
Dividends and interest receivable	817,619	6,746	113,590	71,270
Receivable for capital stock sold	54,303	—	9,666	478
Due from adviser	—	41,632	—	—
Prepaid expenses	20,701	—	18,457	13,783
Total assets	213,752,772	20,685,605	149,956,198	83,965,803
LIABILITIES:
Payable for fund shares redeemed	63,776	8,925	57,392	—
Payable for investment advisory fees (Note 2)	139,672	—	73,663	24,356
Payable for legal fees	24,241	4,483	17,292	4,313
Payable for audit fees	16,594	16,700	19,234	19,578
Payable for administration fees	15,742	24,527	15,565	15,457
Payable for transfer agent fees	14,175	28,242	13,239	10,155
Payable for custody fees	9,999	4,200	1,492	816
Payable for accounting fees	4,066	5,895	4,105	4,150
Accrued expenses and other payables	20,025	5,785	14,615	9,477
Total liabilities	308,290	98,757	216,597	88,302
NET ASSETS	$ 213,444,482	$20,586,848	$149,739,601	$83,877,501
Net Assets Consists of:
Capital paid-in	$214,935,384	$20,619,256	$86,541,950	$38,734,151
Total distributable earnings	(1,490,902)	(32,408)	63,197,651	45,143,350
Net assets	$ 213,444,482	$20,586,848	$149,739,601	$83,877,501
By Share Class:
Net Assets:
Class I	$213,444,482	$20,586,848	$149,739,601	$83,877,501
NAV (par value $0.10 per share)
Class I	$9.33	$8.21	$16.83	$12.39
Capital Shares Outstanding: (unlimited number of shares has been authorized)
Class I	22,875,588	2,508,610	8,895,154	6,771,266

The accompanying notes are an integral part of these financial statements.

11

RMB INVESTORS TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	RMB Fund	RMB Mendon Financial Services Fund
INVESTMENT INCOME:
Dividends	$1,254,059[1]	$4,039,849[2]
Interest	19,283	136,794
Total income	1,273,342	4,176,643
EXPENSES:
Investment advisory fees (Note 2)	679,839	1,284,326
Distribution fees (Class A) (Note 3)	214,060	136,911
Distribution fees (Class C) (Note 3)	11,408	122,950
Shareholder service fees (Class C) (Note 3)	3,803	40,984
Transfer agent fees	80,974	184,288
Legal fees	64,749	96,173
Administration fees	62,609	62,852
Registration fees and expenses	52,820	60,992
Trustee fees	47,528	73,091
Accounting fees	45,739	46,268
Audit fees	20,220	20,520
Reports to shareholders	13,134	23,277
Custody fees	6,918	11,705
Interest expense (Note 7)	1,412	9,358
Tax expense	—	6,650
Other expenses	43,979	66,638
Total expenses	1,349,192	2,246,983
Net investment income/(loss)	$(75,850)	$1,929,660
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, WRITTEN OPTIONS, AND FOREIGN CURRENCY
Realized gain/(loss) on:
Investments	7,686,334	17,164,511
Written options	—	(751,916)
Foreign currency transactions	—	(110)
Net realized gain on investments, written options, and foreign currency	7,686,334	16,412,485
Change in unrealized appreciation/depreciation on:
Investments	5,138,740	3,015,418
Written options	—	2,231,283
Foreign currency translations	—	(90)
Net unrealized appreciation/depreciation on investments, written options, and foreign currency	5,138,740	5,246,611
Net realized and unrealized gain on investments, written options, and foreign currency	12,825,074	21,659,096
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 12,749,224	$23,588,756

[1]	Net of foreign taxes withheld of $120.
[2]	Net of foreign taxes withheld of $5,786.
The accompanying notes are an integral part of these financial statements.

12

RMB INVESTORS TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	RMB International Fund	RMB Japan Fund	RMB Small Cap Fund	RMB SMID Cap Fund
INVESTMENT INCOME:
Dividends	$6,004,432[1]	$538,082[2]	$1,497,894	$913,212
Interest	220,869	38,546	257,699	109,419
Total income	6,225,301	576,628	1,755,593	1,022,631
EXPENSES:
Investment advisory fees (Note 2)	1,819,993	227,486	1,226,060	603,793
Legal fees	137,189	18,141	91,423	48,212
Trustee fees	104,706	10,745	57,421	36,923
Transfer agent fees	76,935	85,190	71,649	52,084
Administration fees	63,303	71,841	62,749	62,704
Custody fees	60,275	20,796	8,865	5,286
Registration fees and expenses	24,164	27,051	23,121	26,338
Audit fees	16,592	16,698	19,244	19,643
Accounting fees	16,461	18,080	16,417	16,360
Reports to shareholders	11,475	8,377	9,565	7,112
Interest expense (Note 7)	397	645	—	3,014
Other expenses	78,871	19,598	47,086	34,758
Total expenses before advisory fee waiver	2,410,361	524,648	1,633,600	916,227
Less: waiver of advisory fees by adviser	—	(198,107)	(263,297)	(223,165)
Total expenses	2,410,361	326,541	1,370,303	693,062
Net investment income	$3,814,940	$250,087	$385,290	$329,569
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Realized gain/(loss) on:
Investments	7,718,616	6,481,569	6,058,605	14,558,938
Foreign currency transactions	(139,698)	(42,436)	—	—
Net realized gain on investments and foreign currency	7,578,918	6,439,133	6,058,605	14,558,938
Change in unrealized appreciation/depreciation on:
Investments	(9,895,588)	(4,740,506)	14,393,974	(6,161,882)
Foreign currency translations	(187,872)	(63,077)	—	—
Net unrealized appreciation/depreciation on investments and foreign currency	(10,083,460)	(4,803,583)	14,393,974	(6,161,882)
Net realized and unrealized gain/(loss) on investments and foreign currency	(2,504,542)	1,635,550	20,452,579	8,397,056
Net increase in net assets resulting from operations	$1,310,398	$1,885,637	$20,837,869	$8,726,625

[1]	Net of foreign taxes withheld of $565,634.
[2]	Net of foreign taxes withheld of $59,840.
The accompanying notes are an integral part of these financial statements.

13

RMB INVESTORS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	RMB Fund		RMB Mendon Financial Services Fund
	Year Ended December 31,		Year Ended December 31,
	2024	2023	2024	2023
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income/(loss)	$(75,850)	$27,442	$1,929,660	$2,914,361
Net realized gain/(loss) on transactions	7,686,334	2,545,132	16,412,485	(8,444,818)
Change in unrealized appreciation/depreciation	5,138,740	17,714,626	5,246,611	11,367,258
Net increase in net assets resulting from operations	12,749,224	20,287,200	23,588,756	5,836,801
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders - Class A Shares	(5,264,763)	(1,228,480)	(1,095,496)	(758,759)
Net distributions to shareholders - Class C Shares	(125,551)	(27,879)	(274,253)	(147,104)
Net distributions to shareholders - Class I Shares	(1,665,581)	(389,853)	(2,067,730)	(1,783,555)
Total distributions to shareholders	(7,055,895)	(1,646,212)	(3,437,479)	(2,689,418)
Decrease in net assets derived from capital share transactions	(4,308,062)	(7,200,232)	(41,742,540)	(22,210,607)
Total increase/(decrease) in net assets	1,385,267	11,440,756	(21,591,263)	(19,063,224)
Net assets:
Beginning of year	111,481,829	100,041,073	198,173,765	217,236,989
End of year	$ 112,867,096	$111,481,829	$176,582,502	$198,173,765

The accompanying notes are an integral part of these financial statements.

14

RMB INVESTORS TRUST
STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY

	RMB Fund		RMB Mendon Financial Services Fund
	Year Ended December 31,		Year Ended December 31,
	2024	2023	2024	2023
CAPITAL STOCK TRANSACTIONS IN DOLLARS:
Class A shares
Net proceeds from sales of shares	$96,873	$74,646	$1,463,154	$2,427,454
Net proceeds from reinvestment of dividends	4,851,031	1,122,788	1,021,860	722,531
Cost of shares redeemed	(7,452,379)	(5,292,064)	(10,646,287)	(12,193,038)
Net decrease	$ (2,504,475)	$(4,094,630)	$(8,161,273)	$(9,043,053)
Class C shares
Net proceeds from sales of shares	$480	$182,509	$1,039,501	$653,900
Net proceeds from reinvestment of dividends	102,405	21,462	235,234	127,356
Cost of shares redeemed	(205,980)	(368,219)	(3,520,316)	(4,912,716)
Net decrease	$(103,095)	$(164,248)	$(2,245,581)	$(4,131,460)
Class I shares
Net proceeds from sales of shares	$2,905,151	$3,992,314	$15,964,166	$35,435,645
Net proceeds from reinvestment of dividends	1,536,580	379,426	1,846,994	1,627,278
Cost of shares redeemed	(6,142,223)	(7,313,094)	(49,146,846)	(46,099,017)
Net decrease	$ (1,700,492)	$(2,941,354)	$(31,335,686)	$(9,036,094)
Net decrease in net assets derived from capital share transactions	$ (4,308,062)	$(7,200,232)	$(41,742,540)	$(22,210,607)
SHARE TRANSACTIONS
Class A
Shares sold	2,832	2,460	32,840	66,457
Shares issued on reinvestment of distributions	135,014	34,760	19,132	16,671
Shares redeemed	(210,193)	(176,689)	(246,624)	(325,914)
Net decrease in shares outstanding	(72,347)	(139,469)	(194,652)	(242,786)
Class C
Shares sold	19	7,594	26,550	20,862
Shares issued on reinvestment of distributions	3,955	894	5,116	3,398
Shares redeemed	(8,020)	(16,734)	(96,230)	(150,625)
Net decrease in shares outstanding	(4,046)	(8,246)	(64,564)	(126,365)
Class I
Shares sold	80,675	133,868	358,175	912,911
Shares issued on reinvestment of distributions	42,167	11,603	33,784	36,700
Shares redeemed	(178,350)	(242,800)	(1,151,422)	(1,190,521)
Net decrease in shares outstanding	(55,508)	(97,329)	(759,463)	(240,910)

The accompanying notes are an integral part of these financial statements.

15

RMB INVESTORS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	RMB International Fund		RMB Japan Fund
	Year Ended December 31,		Year Ended December 31,
	2024	2023	2024	2023
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income	$3,814,940	$4,616,343	$250,087	$302,305
Net realized gain/(loss) on transactions	7,578,918	(6,421,671)	6,439,133	90,427
Change in unrealized appreciation/ depreciation	(10,083,460)	32,093,663	(4,803,583)	3,955,624
Net increase in net assets resulting from operations	1,310,398	30,288,335	1,885,637	4,348,356
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders - Class I Shares	(5,122,386)	(5,014,492)	(4,860,181)	(1,029,327)
Total distributions to shareholders	(5,122,386)	(5,014,492)	(4,860,181)	(1,029,327)
CAPITAL STOCK TRANSACTIONS IN DOLLARS:
Class I shares
Net proceeds from sales of shares	15,893,027	30,764,373	3,297,775	2,067,105
Net proceeds from reinvestment of dividends	4,813,155	4,700,255	4,449,382	965,745
Cost of shares redeemed	(53,753,276)	(53,233,006)	(8,280,089)	(7,855,492)
Other capital contribution	—	—	—	1,309
Decrease in net assets derived from capital share transactions	(33,047,094)	(17,768,378)	(532,932)	(4,821,333)
Total increase/(decrease) in net assets	(36,859,082)	7,505,465	(3,507,476)	(1,502,304)
Net assets:
Beginning of year	250,303,564	242,798,099	24,094,324	25,596,628
End of year	$ 213,444,482	$250,303,564	$20,586,848	$24,094,324
Share Transactions
Class I
Shares sold	1,587,202	3,349,441	317,813	223,617
Shares issued on reinvestment of distributions	502,942	498,965	529,583	99,870
Shares redeemed	(5,416,428)	(5,789,474)	(798,642)	(845,626)
Net increase/(decrease) in shares outstanding	(3,326,284)	(1,941,068)	48,754	(522,139)

The accompanying notes are an integral part of these financial statements.

16

RMB INVESTORS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	RMB Small Cap Fund		RMB SMID Cap Fund
	Year Ended December 31,		Year Ended December 31,
	2024	2023	2024	2023
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income	$385,290	$344,448	$329,569	$499,054
Net realized gain on transactions	6,058,605	277,157	14,558,938	7,306,226
Change in unrealized appreciation/depreciation	14,393,974	17,074,560	(6,161,882)	8,139,999
Net increase in net assets resulting from operations	20,837,869	17,696,165	8,726,625	15,945,279
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders - Class I Shares	(3,170,424)	(6,078,715)	(6,625,719)	(8,028,332)
Total distributions to shareholders	(3,170,424)	(6,078,715)	(6,625,719)	(8,028,332)
CAPITAL STOCK TRANSACTIONS IN DOLLARS:
Class I shares
Net proceeds from sales of shares	35,804,875	26,910,904	9,321,100	6,979,797
Net proceeds from reinvestment of dividends	2,896,728	5,479,447	6,546,308	7,712,864
Cost of shares redeemed	(20,157,071)	(20,174,223)	(20,558,630)	(24,965,382)
Increase/(decrease) in net assets derived from capital share transactions	18,544,532	12,216,128	(4,691,222)	(10,272,721)
Total increase/(decrease) in net assets	$36,211,977	$23,833,578	$(2,590,316)	$(2,355,774)
Net assets:
Beginning of year	113,527,624	89,694,046	86,467,817	88,823,591
End of year	$ 149,739,601	$113,527,624	$83,877,501	$86,467,817
Share Transactions
Class I
Shares sold	2,352,610	1,916,655	740,112	580,197
Shares issued on reinvestment of distributions	162,282	369,484	498,576	631,684
Shares redeemed	(1,229,026)	(1,422,612)	(1,517,210)	(2,053,240)
Net increase/(decrease) in shares outstanding	1,285,866	863,527	(278,522)	(841,359)

The accompanying notes are an integral part of these financial statements.

17

RMB Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Class A Shares
	December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$32.84	$27.51	$38.14	$31.13	$28.19
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)[a]	(0.04)	(0.01)	(0.02)	(0.01)	0.00[b]
Net realized and unrealized gain (loss) on securities	4.05	5.83	(7.94)	9.30	4.45
Total from investment operations	4.01	5.82	(7.96)	9.29	4.45
LESS DISTRIBUTIONS
Dividends from net investment income	—	(0.00)[b]	(0.01)	(0.02)	(0.01)
Distributions from capital gains (from securities transactions)	(2.26)	(0.49)	(2.66)	(2.26)	(1.50)
Total distributions	(2.26)	(0.49)	(2.67)	(2.28)	(1.51)
Net asset value, end of year	$34.59	$32.84	$27.51	$38.14	$31.13
Total return %	11.95	21.19	(21.20)	29.99	15.93
Net assets, end of year (in $000’s)	$84,929	$83,023	$73,375	$99,229	$82,093
Ratio to average net assets %
Ratio of total expenses after reimbursement/ recovery (Note 5)	1.24[c]	1.24[d]	1.20[e]	1.12[f]	1.23[g]
Ratio of total expenses before reimbursement/ recovery (Note 5)	1.24[c]	1.24[d]	1.20[e]	1.12[f]	1.23[g]
Ratio of net investment income (loss)	(0.11)	(0.03)	(0.05)	(0.02)	0.00[h]
Portfolio turnover rate %	10	8	18	12	29

[a]	Per share values have been calculated using the average shares method.
[b]	Less than $0.01 per share.
[c]	Includes interest expense of $1,072 or 0.00% of average net assets.
[d]	Includes interest expense of $269 or 0.00% of average net assets.
[e]	Includes interest expense of $2,702 or 0.00% of average net assets.
[f]	Includes interest expense of $459 or 0.00% of average net assets.
[g]	Includes interest expense of $409 or 0.00% of average net assets.
[h]	Less than 0.01%.
The accompanying notes are an integral part of these financial statements.

18

RMB Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Class C Shares
	December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$ 24.38	$ 20.68	$29.70	$ 24.82	$ 22.91
INCOME FROM INVESTMENT OPERATIONS
Net investment loss[a]	(0.22)	(0.17)	(0.20)	(0.21)	(0.16)
Net realized and unrealized gain (loss) on securities	3.01	4.36	(6.15)	7.37	3.57
Total from investment operations	2.79	4.19	(6.35)	7.16	3.41
LESS DISTRIBUTIONS
Dividends from net investment income	—	(0.00)[b]	(0.01)	(0.02)	—
Distributions from capital gains (from securities transactions)	(2.26)	(0.49)	(2.66)	(2.26)	(1.50)
Total distributions	(2.26)	(0.49)	(2.67)	(2.28)	(1.50)
Net asset value, end of year	$ 24.91	$24.38	$20.68	$29.70	$24.82
Total return %	11.08	20.30	(21.81)	29.03	15.07
Net assets, end of year (in $000’s)	$1,480	$1,547	$1,483	$2,610	$2,580
Ratio to average net assets %
Ratio of total expenses after reimbursement/ recovery (Note 5)	1.99[c]	1.99[d]	1.94[e]	1.87[f]	1.98[g]
Ratio of total expenses before reimbursement/ recovery (Note 5)	1.99[c]	1.99[d]	1.94[e]	1.87[f]	1.98[g]
Ratio of net investment loss	(0.87)	(0.77)	(0.81)	(0.77)	(0.75)
Portfolio turnover rate %	10	8	18	12	29

[a]	Per share values have been calculated using the average shares method.
[b]	Less than $0.01 per share.
[c]	Includes interest expense of $20 or 0.00% of average net assets.
[d]	Includes interest expense of $269 or 0.00% of average net assets.
[e]	Includes interest expense of $2,702 or 0.00% of average net assets.
[f]	Includes interest expense of $459 or 0.00% of average net assets.
[g]	Includes interest expense of $409 or 0.00% of average net assets.
The accompanying notes are an integral part of these financial statements.

19

RMB Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Class I Shares
	December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$33.24	$27.76	$38.37	$31.23	$28.27
INCOME FROM INVESTMENT OPERATIONS
Net investment income[a]	0.05	0.07	0.06	0.08	0.07
Net realized and unrealized gain (loss) on securities	4.09	5.90	(8.00)	9.34	4.47
Total from investment operations	4.14	5.97	(7.94)	9.42	4.54
LESS DISTRIBUTIONS
Dividends from net investment income	(0.04)	(0.00)[b]	(0.01)	(0.02)	(0.08)
Distributions from capital gains (from securities transactions)	(2.26)	(0.49)	(2.66)	(2.26)	(1.50)
Total distributions	(2.30)	(0.49)	(2.67)	(2.28)	(1.58)
Net asset value, end of year	$35.08	$33.24	$27.76	$38.37	$31.23
Total return %	12.18	21.54	(21.02)	30.31	16.22
Net assets, end of year (in $000’s)	$26,458	$26,912	$25,183	$43,013	$34,380
Ratio to average net assets %
Ratio of total expenses after reimbursement/ recovery (Note 5)	0.99[c]	0.99[d]	0.94[e]	0.87[f]	0.97[g]
Ratio of total expenses before reimbursement/ recovery (Note 5)	0.99[c]	0.99[d]	0.94[e]	0.87[f]	0.97[g]
Ratio of net investment income	0.14	0.22	0.19	0.22	0.26
Portfolio turnover rate %	10	8	18	12	29

[a]	Per share values have been calculated using the average shares method.
[b]	Less than $0.01 per share.
[c]	Includes interest expense of $320 or 0.00% of average net assets.
[d]	Includes interest expense of $89 or 0.00% of average net assets.
[e]	Includes interest expense of $925 or 0.00% of average net assets.
[f]	Includes interest expense of $191 or 0.00% of average net assets.
[g]	Includes interest expense of $143 or 0.00% of average net assets.
The accompanying notes are an integral part of these financial statements.

20

RMB Mendon Financial Services Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Class A Shares
	December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$43.43	$42.09	$60.65	$39.31	$41.70
INCOME FROM INVESTMENT OPERATIONS
Net investment income[a]	0.46	0.58	0.27	0.26	0.13
Net realized and unrealized gain (loss) on securities and options	7.01	1.32	(11.55)	21.90	(2.52)
Total from investment operations	7.47	1.90	(11.28)	22.16	(2.39)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.58)	(0.56)	(0.34)	(0.42)	—
Distributions from capital gains (from securities and options transactions)	(0.37)	—	(6.94)	(0.40)	—
Total distributions	(0.95)	(0.56)	(7.28)	(0.82)	—
Net asset value, end of year	$49.95	$43.43	$42.09	$60.65	$39.31
Total return %	17.06	4.52	(19.00)	56.44	(5.73)
Net assets, end of year (in $000’s)	$58,339	$59,184	$67,571	$95,124	$68,082
Ratio to average net assets %
Ratio of total expenses after extraordinary expense and reimbursement/recovery (Note 5)	1.39[b]	1.37[c]	1.29[d]	1.24[e]	1.43[f]
Ratio of total expenses before extraordinary expense and reimbursement/recovery (Note 5)	1.39[b]	1.37[c]	1.29[d]	1.24[e]	1.41[f]
Ratio of net investment income	1.04	1.55	0.52	0.49	0.41
Portfolio turnover rate %	66	49	42	70	82

[a]	Per share values have been calculated using the average shares method.
[b]	Includes interest expense of $2,927 or 0.01% of average net assets.
[c]	Includes interest expense of $625 or 0.00% of average net assets.
[d]	Includes interest expense of $211 or 0.00% of average net assets.
[e]	Includes interest expense of $203 or 0.00% of average net assets.
[f]	Includes interest expense of $303 or 0.00% of average net assets.
The accompanying notes are an integral part of these financial statements.

21

RMB Mendon Financial Services Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Class C Shares
	December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$37.54	$36.48	$53.71	$34.99	$37.40
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)[a]	0.11	0.26	(0.10)	(0.12)	(0.09)
Net realized and unrealized gain (loss) on securities and options	6.00	1.10	(10.19)	19.44	(2.32)
Total from investment operations	6.11	1.36	(10.29)	19.32	(2.41)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.30)	(0.30)	—	(0.20)	—
Distributions from capital gains (from securities and options transactions)	(0.37)	—	(6.94)	(0.40)	—
Total distributions	(0.67)	(0.30)	(6.94)	(0.60)	—
Net asset value, end of year	$42.98	$37.54	$36.48	$53.71	$34.99
Total return %	16.15	3.73	(19.59)	55.28	(6.44)
Net assets, end of year (in $000’s)	$17,946	$18,096	$22,193	$30,687	$24,150
Ratio to average net assets %
Ratio of total expenses after extraordinary expense and reimbursement/recovery (Note 5)	2.14[b]	2.12[c]	2.04[d]	1.99[e]	2.19[f]
Ratio of total expenses before extraordinary expense and reimbursement/recovery (Note 5)	2.14[b]	2.12[c]	2.04[d]	1.99[e]	2.17[f]
Ratio of net investment income (loss)	0.28	0.80	(0.23)	(0.27)	(0.32)
Portfolio turnover rate %	66	49	42	70	82

[a]	Per share values have been calculated using the average shares method.
[b]	Includes interest expense of $860 or 0.01% of average net assets.
[c]	Includes interest expense of $203 or 0.00% of average net assets.
[d]	Includes interest expense of $69 or 0.00% of average net assets.
[e]	Includes interest expense of $68 or 0.00% of average net assets.
[f]	Includes interest expense of $101 or 0.00% of average net assets.
The accompanying notes are an integral part of these financial statements.

22

RMB Mendon Financial Services Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Class I Shares
	December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$44.43	$43.04	$61.84	$40.06	$42.39
INCOME FROM INVESTMENT OPERATIONS
Net investment income[a]	0.59	0.71	0.42	0.41	0.20
Net realized and unrealized gain (loss) on securities and options	7.19	1.34	(11.80)	22.32	(2.53)
Total from investment operations	7.78	2.05	(11.38)	22.73	(2.33)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.70)	(0.66)	(0.48)	(0.55)	—
Distributions from capital gains (from securities and options transactions)	(0.37)	—	(6.94)	(0.40)	—
Total distributions	(1.07)	(0.66)	(7.42)	(0.95)	—
Net asset value, end of year	$51.14	$44.43	$43.04	$61.84	$40.06
Total return %	17.35	4.77	(18.80)	56.84	(5.50)
Net assets, end of year (in $000’s)	$100,298	$120,894	$127,472	$184,454	$106,981
Ratio to average net assets %
Ratio of total expenses after extraordinary expense and reimbursement/recovery (Note 5)	1.14[b]	1.13[c]	1.04[d]	0.99[e]	1.18[f]
Ratio of total expenses before extraordinary expense and reimbursement/recovery (Note 5)	1.14[b]	1.13[c]	1.04[d]	0.99[e]	1.16[f]
Ratio of net investment income	1.31	1.84	0.77	0.75	0.63
Portfolio turnover rate %	66	49	42	70	82

[a]	Per share values have been calculated using the average shares method.
[b]	Includes interest expense of $5,571 or 0.01% of average net assets.
[c]	Includes interest expense of $1,107 or 0.00% of average net assets.
[d]	Includes interest expense of $392 or 0.00% of average net assets.
[e]	Includes interest expense of $361 or 0.00% of average net assets.
[f]	Includes interest expense of $582 or 0.00% of average net assets.
The accompanying notes are an integral part of these financial statements.

23

RMB International Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Class I Shares
	December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.55	$8.63	$10.60	$9.78	$9.20
INCOME FROM INVESTMENT OPERATIONS
Net investment income[a]	0.16	0.16	0.15	0.10	0.07
Net realized and unrealized gain (loss) on securities	(0.15)	0.95	(1.94)	0.83	0.57
Total from investment operations	0.01	1.11	(1.79)	0.93	0.64
LESS DISTRIBUTIONS
Dividends from net investment income	(0.23)	(0.19)	(0.18)	(0.11)	(0.06)
Distributions from capital gains (from securities transactions)	—	—	—	—	—
Total distributions	(0.23)	(0.19)	(0.18)	(0.11)	(0.06)
Net asset value, end of year	$9.33	$9.55	$8.63	$10.60	$9.78
Total return %	0.02	12.94	(16.94)	9.53	7.01
Net assets, end of year (in $000’s)	$213,444	$250,304	$242,798	$317,071	$257,706
Ratio to average net assets %
Ratio of total expenses after reimbursement/ recovery (Note 5)	0.99[b]	0.99	0.95[c]	0.91	0.98[d]
Ratio of total expenses before reimbursement/ recovery (Note 5)	0.99[b]	0.99	0.95[c]	0.91	0.98[d]
Ratio of net investment income after reimbursement/recovery	1.57	1.80	1.62	0.99	0.83
Ratio of net investment income before reimbursement/recovery	1.57	1.80	1.62	0.99	0.83
Portfolio turnover rate %	25	44	30	21	51

[a]	Per share values have been calculated using the average shares method.
[b]	Includes interest expense of $397 or 0.00% of average net assets.
[c]	Includes interest expense of $18 or 0.00% of average net assets.
[d]	Includes interest expense of $28 or 0.00% of average net assets.
The accompanying notes are an integral part of these financial statements.

24

RMB Japan Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Class I Shares
	December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.80	$8.58	$10.14	$11.25	$9.98
INCOME FROM INVESTMENT OPERATIONS
Net investment income[a]	0.10	0.11	0.09	0.05	0.05
Net realized and unrealized gain (loss) on securities	0.60	1.54	(1.56)	(0.34)	1.25
Total from investment operations	0.70	1.65	(1.47)	(0.29)	1.30
LESS DISTRIBUTIONS
Dividends from net investment income	(0.20)	(0.43)	—	(0.30)	(0.03)
Distributions from capital gains (from securities transactions)	(2.09)	—	(0.09)	(0.52)	—
Total distributions	(2.29)	(0.43)	(0.09)	(0.82)	(0.03)
Net asset value, end of year	$8.21	$9.80	$8.58	$10.14	$11.25
Total return %	7.16	19.35	(14.52)	(2.56)	13.06
Net assets, end of year (in $000’s)	$20,587	$24,094	$25,597	$42,705	$62,769
Ratio to average net assets %
Ratio of total expenses after reimbursement/ recovery (Note 5)	1.29[b]	1.30[c]	1.30[d]	1.30[e]	1.30[f]
Ratio of total expenses before reimbursement/ recovery (Note 5)	2.07[b]	1.88[c]	1.63[d]	1.38[e]	1.32[f]
Ratio of net investment income after reimbursement/recovery	0.99	1.24	1.05	0.45	0.51
Ratio of net investment income before reimbursement/recovery	0.21	0.66	0.72	0.37	0.49
Portfolio turnover rate %	30	52	32	18	75

[a]	Per share values have been calculated using the average shares method.
[b]	Includes interest expense of $645 or 0.00% of average net assets.
[c]	Includes interest expense of $339 or 0.00% of average net assets.
[d]	Includes interest expense of $246 or 0.00% of average net assets.
[e]	Includes interest expense of $1,536 or 0.00% of average net assets.
[f]	Includes interest expense of $2,436 or 0.00% of average net assets.
The accompanying notes are an integral part of these financial statements.

25

RMB Small Cap Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Class I Shares
	December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$14.92	$13.30	$18.15	$15.56	$13.83
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)[a]	0.04	0.05	0.09	0.08	(0.00)[b]
Net realized and unrealized gain (loss) on securities	2.23	2.41	(4.58)	3.68	2.41
Total from investment operations	2.27	2.46	(4.49)	3.76	2.41
LESS DISTRIBUTIONS
Dividends from net investment income	(0.02)	(0.04)	(0.09)	(0.09)	—
Distributions from capital gains (from securities transactions)	(0.34)	(0.80)	(0.27)	(1.08)	(0.68)
Total distributions	(0.36)	(0.84)	(0.36)	(1.17)	(0.68)
Net asset value, end of year	$16.83	$14.92	$13.30	$18.15	$15.56
Total return %	15.09	18.53	(24.80)	24.38	17.59
Net assets, end of year (in $000’s)	$149,740	$113,528	$89,694	$141,517	$116,651
Ratio to average net assets %
Ratio of total expenses after reimbursement/ recovery (Note 5)	0.95	0.95	0.95[c]	0.95	1.00[d]
Ratio of total expenses before reimbursement/ recovery (Note 5)	1.13	1.17	1.13[c]	1.06	1.18[d]
Ratio of net investment income (loss) after reimbursement/recovery	0.27	0.35	0.61	0.44	(0.02)
Ratio of net investment income (loss) before reimbursement/recovery	0.09	0.13	0.43	0.33	(0.02)
Portfolio turnover rate %	14	12	15	7	35

[a]	Per share values have been calculated using the average shares method.
[b]	Less than $0.01 per share.
[c]	Includes interest expense of $422 or 0.00% of average net assets.
[d]	Includes interest expense of $2,336 or 0.00% of average net assets.
The accompanying notes are an integral part of these financial statements.

26

RMB SMID CAP FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Class I Shares
	December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$12.27	$11.26	$15.43	$12.73	$10.80
INCOME FROM INVESTMENT OPERATIONS
Net investment income[a]	0.05	0.07	0.09	0.08	0.00[b]
Net realized and unrealized gain (loss) on securities	1.25	2.18	(3.31)	3.47	2.61
Total from investment operations	1.30	2.25	(3.22)	3.55	2.61
LESS DISTRIBUTIONS
Dividends from net investment income	(0.13)	(0.13)	(0.15)	(0.08)	(0.03)
Distributions from return of capital	—	—	—	(0.01)	—
Distributions from capital gains (from securities transactions)	(1.05)	(1.11)	(0.80)	(0.76)	(0.65)
Total distributions	(1.18)	(1.24)	(0.95)	(0.85)	(0.68)
Net asset value, end of year	$12.39	$12.27	$11.26	$15.43	$12.73
Total return %	10.03	20.06	(20.87)	28.10	24.39
Net assets, end of year (in $000’s)	$83,878	$86,468	$88,824	$287,589	$231,657
Ratio to average net assets %
Ratio of total expenses after reimbursement/ recovery (Note 5)	0.80[c]	0.80[d]	0.80[e]	0.80[f]	0.84[g]
Ratio of total expenses before reimbursement/ recovery (Note 5)	1.06[c]	1.05[d]	0.91[e]	0.84[f]	0.94[g]
Ratio of net investment income after reimbursement/recovery	0.38	0.58	0.71	0.54	0.02
Ratio of net investment income (loss) before reimbursement/recovery	0.12	0.33	0.60	0.50	(0.08)
Portfolio turnover rate %	19	4	4	9	21

[a]	Per share values have been calculated using the average shares method.
[b]	Less than $0.01 per share.
[c]	Includes interest expense of $3,014 or 0.00% of average net assets.
[d]	Includes interest expense of $3,783 or 0.00% of average net assets.
[e]	Includes interest expense of $3,449 or 0.00% of average net assets.
[f]	Includes interest expense of $586 or 0.00% of average net assets.
[g]	Includes interest expense of $61 or 0.00% of average net assets.
The accompanying notes are an integral part of these financial statements.

27

RMB INVESTORS TRUST
Notes to Financial Statements
December 31, 2024
Organization
RMB Investors Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust currently consists of six series: RMB Fund, RMB Mendon Financial Services Fund, RMB International Fund, RMB Japan Fund, RMB Small Cap Fund, and RMB SMID Cap Fund (each, a “Fund” and collectively, the “Funds”). Curi RMB Capital, LLC (“Curi RMB” or the “Adviser”) serves as the investment adviser to the Funds. Mendon Capital Advisors Corp. (“Mendon” or the “Sub-Adviser”) serves as sub-adviser to the RMB Mendon Financial Services Fund.
Each Fund’s investment objective primarily or solely consists of seeking capital appreciation or long-term capital appreciation.
RMB Fund and RMB Mendon Financial Services Fund offer Class A, Class C, and Class I shares. RMB International Fund, RMB Japan Fund, RMB Small Cap Fund and RMB SMID Cap Fund offer Class I shares.
Class A shares incur a maximum initial sales charge of 5.00% and an annual distribution and service fee of 0.25%.
Class C shares are subject to an annual distribution and shareholder service fee of 1.00%. In addition, Class C shares are subject to a 1.00% contingent deferred sales charge (CDSC) if redeemed within one year after purchase.
Class I shares have no initial sales charge and bear no annual distribution and service fee.
1. Significant Accounting Policies
Each Fund is considered an investment company under United States of America Generally Accepted Accounting Principles (“U.S. GAAP”) and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.
Investment Valuation. Portfolio holdings and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. If market quotations for a portfolio holding are unavailable, or deemed by the Adviser to be unreliable, the portfolio holding shall be fair valued by the Adviser, as the “valuation designee” approved by the Board of Trustees of the Trust (the “Board”) pursuant to Rule 2a-5 under the 1940 Act, in accordance with valuation procedures approved by the Board.
Exchange-Listed Equities and Funds and Depositary Receipts. The market value of an equity security, exchange-traded fund (e.g., ETF or closed-end fund), or depositary receipt (e.g., ADR or GDR) traded on a national stock exchange (other than Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”)) is the last reported sale price on the exchange on which the security trades on the valuation date. If there is no such last sale reported, the security is valued at the mean between the last bid and asked prices on the exchange.
The market value of a security traded on Nasdaq is the Nasdaq Official Closing Price (or “NOCP”) on the valuation date. The NOCP is determined by Nasdaq to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices. If the last reported bid and asked prices are above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked prices are below the last sale price, the last reported asked price serves as the NOCP. If no last sales price is reported, the security is valued at the mean between the closing bid and closing asked prices on the market on which the security trades.

28

RMB INVESTORS TRUST
Notes to Financial Statements
December 31, 2024(Continued)
Over-the-Counter Securities. Securities traded over-the-counter (“OTC”) are valued at the last reported sale in the OTC market on which the security trades, such as the OTC Bulletin Board, Pink OTC Markets, Inc. or other recognized OTC market, on the valuation date. If no last sale is reported, the security is valued at the mean between the closing bid and the closing asked prices on the market on which the security trades.
Foreign Securities. Foreign securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s NAV. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates. For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (“NYSE”), which is generally 4:00 p.m., Eastern time, a fair value price provided by an Adviser-approved pricing service (“Pricing Service”) is generally used in order to capture events occurring after the applicable foreign exchange closes that may affect the value of certain portfolio holdings traded on that foreign exchange.
Options. Options traded on an exchange are valued at the last reported sale price. If no sales are reported on a particular business day, the average of the highest bid and lowest asked quotations across the exchanges on which the option is traded is used.
Open-end Registered Investment Companies (excluding ETFs and Closed-End Funds). Shares of open-end registered investment companies (“funds”) are valued using their respective NAVs. If a fund’s NAV is not available, the last reported NAV of the fund may be used for one day.
Fixed-Income Securities. Fixed-income securities, including bonds, notes, debentures, certificates of deposit, and commercial paper, generally are valued at the evaluated mean between the closing bid and closing asked prices provided by the Pricing Service. Pricing Services generally take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data and may provide a price determined by a matrix pricing method or other analytical pricing models.
Shares Valuation. The NAV per share of each share class of each Fund is calculated by dividing the net assets (total assets, minus all liabilities including accrued expenses) of the share class by the total number of shares outstanding of the share class, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.
Foreign Currency Translation. Values of investments, receivables and payables denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange each day. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the dates of such transactions. The portion of security gains and losses resulting from changes in foreign exchange rates are included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes. The Funds bear the risk of changes in the foreign currency exchange rates and the impact on the value of assets and liabilities denominated in foreign currency. The Funds also bear the risk of a counterparty failing to fulfill its obligation under a foreign currency contract. Investments in securities of foreign companies involve additional risks including: less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates and political and economic instability. The risks of foreign investments are typically greater in emerging and less-developed markets.

29

RMB INVESTORS TRUST
Notes to Financial Statements
December 31, 2024(Continued)
Multiple Class Allocations. Each class of shares of a Fund has equal rights as to earnings and assets, except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
Accounting for Portfolio Transactions. The Funds account for purchases and sales of portfolio securities as of each security’s trade date. The Funds determine realized gains and losses based on identified cost (the same basis used for federal income tax purposes). When the Funds earn dividends, they record the income on the ex-dividend date, minus any foreign taxes. The Funds record interest income on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
Use of Management Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions in computing net asset value and preparing the financial statements, so the actual cash amounts received or paid for a Fund’s assets, liabilities, income, and other items may ultimately differ from what is shown here.
New Accounting Pronouncement. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
2. Adviser Fees
Curi RMB serves as the investment adviser to the Funds. The Adviser is entitled to a monthly management fee at an annual rate equal to the following percentages of the average daily net assets of each Fund:

RMB Fund	0.60%
RMB Mendon Financial Services Fund	0.75%
RMB International Fund	0.75%
RMB Japan Fund	0.90%
RMB Small Cap Fund	0.85%
RMB SMID Cap Fund	0.70%

The Adviser pays the Sub-Adviser for services with respect to the RMB Mendon Financial Services Fund. Effective May 1, 2020, the annual advisory fees for RMB Small Cap Fund and RMB SMID Cap Fund were reduced by 0.15% to the amounts shown above.

30

RMB INVESTORS TRUST
Notes to Financial Statements
December 31, 2024(Continued)
3. Distribution Fees and Commissions
Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter to the Funds pursuant to a distribution agreement dated September 30, 2021. The Distributor acts as principal underwriter of each Fund’s shares. The RMB Fund and RMB Mendon Financial Services Fund have adopted distribution plans under Rule 12b-1 of the 1940 Act, to reimburse the Distributor for services provided for distributing Class A and Class C shares of the Funds. The following Funds pay the Distributor distribution and shareholder service fees from the assets of the share classes, and in the amounts, listed below:
Distribution Fees:

	Class A	Class C
RMB Fund	0.25%	0.75%
RMB Mendon Financial Services Fund	0.25%	0.75%

Shareholder Service Fees:

Class C
RMB Fund	0.25%
RMB Mendon Financial Services Fund	0.25%

4. Offering Price
For Class A shares, the offering price includes a maximum 5% sales charge. The redemption price is NAV. Class C shares are offered at NAV without the imposition of an initial sales charge and the redemption price is NAV, subject to any applicable CDSC. Class I shares are offered at NAV without the imposition of an initial sales charge or a CDSC.
5. Expenses
Expenses directly charged or attributable to any Fund will be paid from the assets of that Fund. Generally, expenses of the Trust will be allocated among and charged to each Fund on a basis deemed fair and equitable, generally pro-rata based on the relative assets of each Fund. Fund expenses that are not class specific are allocated to each class based on relative net assets. Differences in class-level expenses may result in payment of different per share dividends by class.
The Adviser and the Trust entered into an Expense Limitation Agreement (the “Agreement”) for the Funds. Under the Agreement, the Adviser contractually limits certain operating expenses (including advisory, distribution and service fees, among others) of the following Funds and share classes to the rates below based on average daily net assets by waiving its advisory fees and reimbursing Fund operating expenses.

	Class A	Class C	Class I
RMB Fund	1.59%	2.34%	1.34%
RMB Mendon Financial Services Fund	1.80%	2.55%	1.55%
RMB International Fund			1.15%
RMB Japan Fund			1.30%
RMB Small Cap Fund			0.95%
RMB SMID Cap Fund			0.80%

Effective May 1, 2020, the annual expense limitations for RMB Small Cap Fund and RMB SMID Cap Fund were reduced by 0.15% to the amounts shown above.
In accordance with the Agreement, the Adviser will not reimburse a Fund for certain expenses, such as interest, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized

31

RMB INVESTORS TRUST
Notes to Financial Statements
December 31, 2024(Continued)
expenditures, acquired fund fees and expenses, short sale dividends, extraordinary expenses not incurred in the ordinary course of the Fund’s business (e.g., litigation, indemnification) and any other costs and expenses approved by the Board. For the year ended December 31, 2020, there were extraordinary expenses of $46,906 allocated to the RMB Mendon Financial Services Fund related to the reorganization (See Note 15).
The Agreement will remain in effect through April 30, 2025 and will be automatically renewed for successive one-year periods ending April 30, unless either party cancels the automatic renewal provision. While in effect the Agreement may be terminated with respect to a Fund by agreement of the Adviser and the Board.
Amounts waived or reimbursed by the Adviser with respect to a Fund may be recouped for a period of three years from the date an amount was waived or reimbursed to the extent the Fund’s actual fees and expenses for a fiscal period, including recoupments paid to the Adviser, are less than the Fund’s expense limitation both at the time of waiver and recoupment. The following table shows each Fund’s waived or reimbursed expenses subject to recoupment by the Adviser for the next three years:

Year Incurred	Expiration Year	RMB Japan Fund	RMB Small Cap Fund	RMB SMID Cap Fund
2022	2025	$108,303	$209,754	$229,454
2023	2026	$140,102	$217,357	$213,349
2024	2027	$198,107	$263,297	$223,165

The RMB Fund, RMB Mendon Financial Services Fund, and RMB International Fund do not have any previously waived or reimbursed expenses subject to recoupment by the Adviser.
6. Investment Transactions
The aggregate cost of purchases and proceeds from sales of securities, excluding short-term investments for each Fund, for the year ended December 31, 2024, were as follows:

	Purchases	Sales
RMB Fund	$10,875,821	$21,955,925
RMB Mendon Financial Services Fund	$113,141,907	$152,082,058
RMB International Fund	$59,539,501	$78,365,096
RMB Japan Fund	$7,429,704	$31,887,042
RMB Small Cap Fund	$32,462,009	$19,535,282
RMB SMID Cap Fund	$15,775,376	$27,738,814

7. Line of Credit
The Trust has a Loan Agreement with U.S. Bank, N.A. to provide the Funds with a temporary liquidity source, as needed, to fulfill shareholder redemptions. Under the terms of the Loan Agreement, the aggregate borrowing for all Funds cannot exceed $75 million. Each Fund’s borrowing under the Loan Agreement is further limited to the lesser of: (i) 33 1∕3% of the net market value of the unencumbered assets of the Fund; and (ii) 25% of the Fund’s gross market value (15% of gross market value for the

32

RMB INVESTORS TRUST
Notes to Financial Statements
December 31, 2024(Continued)
Japan Fund). The interest rate on loans under the Loan Agreement equals the prime rate minus one percent per annum, payable monthly. For the year ended December 31, 2024, borrowing activity under the Loan Agreement was as follows:

	Outstanding Daily Average Balance for the Period[1]	Maximum Amounts Outstanding for the Period	Interest Expense for the Period	Average Interest Rate	Outstanding Balance at 12/31/2024
RMB Fund	$404,294	$1,309,000	$1,412	7.35%	$ 0
RMB Mendon Financial Services Fund	3,743,333	10,501,000	9,358	7.50%	0
RMB International Fund	476,750	626,000	397	7.31%	0
RMB Japan Fund	161,550	270,000	645	7.20%	0
RMB SMID Cap Fund	3,050,000	7,815,000	3,014	7.35%	0

[1]	Excludes days where there was no activity on the line of credit.
8. Distributions and Taxes
Each Fund’s dividends from net investment income, if any exist, are generally declared and paid at least annually.
Distributions of net realized gains, if any, are declared and paid at least annually for the Funds. All short-term capital gains are included in ordinary income for tax purposes.
The Funds record distributions on the ex-dividend date. On occasion, a Fund may make reclassifications among some of its capital accounts. This could have the effect of changing the nature of certain distributions that have already been made, which could have tax implications for shareholders. A Fund would only make reclassifications consistent with federal tax regulations.
It is each Fund’s intention to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no federal income tax provision has been made. Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.
Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2021 − 2023), or expected to be taken in the Funds’ 2024 tax returns. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

33

RMB INVESTORS TRUST
Notes to Financial Statements
December 31, 2024(Continued)
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The character of distributions paid on a tax basis during 2024 and 2023 are as follows:

	RMB Fund	RMB Mendon Financial Services Fund	RMB International Fund	RMB Japan Fund	RMB Small Cap Fund	RMB SMID Cap Fund
Fiscal year ended 12/31/2024
Distributions paid from:
Ordinary Income	$27,442	$ 3,437,479	$ 5,122,386	$386,477	$ 1,290,245	$329,568
Long-Term Capital Gain	7,028,453	—	—	4,473,704	1,880,179	6,296,151
Total Distributions Paid	$ 7,055,895	$ 3,437,479	$ 5,122,386	$ 4,860,181	$ 3,170,424	$ 6,625,719
Fiscal year ended 12/31/2023
Distributions paid from:
Ordinary Income	$3,546	$2,689,418	$5,014,492	$1,029,327	$465,883	$1,123,614
Long-Term Capital Gain	1,642,666	—	—	—	5,612,832	6,904,718
Total Distributions Paid	$1,646,212	$2,689,418	$5,014,492	$1,029,327	$6,078,715	$8,028,332

The Funds designated as long-term capital gain dividends, pursuant to IRS Section 852(b)(3), the amounts necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended December 31, 2024.
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:

2024	RMB Fund	RMB Mendon Financial Services Fund	RMB International Fund	RMB Japan Fund	RMB Small Cap Fund	RMB SMID Cap Fund
Tax cost of Investments	$51,887,511	$ 134,641,845	$ 181,895,373	$ 2,072,302	$88,463,011	$ 46,591,955
Unrealized appreciation	61,535,597	45,611,979	42,345,267	—	68,047,705	39,784,253
Unrealized depreciation	(451,298)	(3,592,304)	(11,380,491)	—	(6,696,231)	(2,495,936)
Net unrealized appreciation/ (depreciation)	61,084,299	42,019,675	30,964,776	—	61,351,474	37,288,317
Undistributed ordinary income	—	2,766,107	747,337	—	149,562	—
Undistributed long-term capital gains	2,224,914	3,003,211	—	—	1,696,615	7,855,032
Total distributable earnings	2,224,914	5,769,318	747,337	—	1,846,177	7,855,032
Other accumulated losses	—	(38,759,999)[1]	(33,203,015)	(32,408)	—	1
Total accumulated gain/(loss)	$ 63,309,213	$9,028,994	$(1,490,902)	$(32,408)	$ 63,197,651	$ 45,143,350

[1]
Includes $31,580,817 of short-term and $7,179,040 of long-term capital losses acquired from the Target Fund in the Reorganization (Note 15). Per the IRS, use of these losses is limited to $204,497 per year.

34

RMB INVESTORS TRUST
Notes to Financial Statements
December 31, 2024(Continued)
Under current law, the Funds may carry forward net capital losses (which may be short-term and/or long-term) indefinitely to use to offset capital gains realized in future years. The following tables set forth each Fund’s available capital loss carryforwards as of December 31, 2024 and the capital loss carryforwards utilized by the Funds in 2024:

	RMB Fund	RMB Mendon Financial Services Fund	RMB International Fund	RMB Japan Fund	RMB Small Cap Fund	RMB SMID Cap Fund
Not Subject to Expiration
Short-Term	$ —	$—	$(29,482,543)	$—	$ —	$ —
Long-Term	$—	$—	$(3,702,458)	$—	$—	$—
2024
Capital Loss Carryforward Utilized	$—	$8,837,167	$6,868,356	$1,107,196	$—	$—

At December 31, 2024, RMB Japan Fund had Deferred Post-October losses of $32,365.
Net investment income and realized gain and loss for federal tax purposes differ from that reported in the financial statements because of temporary and permanent book and tax differences. These differences are primarily related to differing treatment of wash sales, REITs, PFIC partnerships and the tax practice known as equalization. As of December 31, 2024, the permanent book and tax basis differences were as follows:

	RMB Fund	RMB Mendon Financial Services Fund	RMB International Fund	RMB Japan Fund	RMB Small Cap Fund	RMB SMID Cap Fund
Increase/(Decrease)
Distributable Earnings	$(501,701)	$ —	$ —	$ —	$ —	$(292,784)
Paid-In Capital	$501,701	$ —	$ —	$ —	$ —	$292,784

9. Disclosure of Certain Commitments and Contingencies
Under the Funds’ organizational documents, officers and trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and based on experience expect the risk of loss to be remote.
10. Transactions with Affiliated Securities
During the year ended December 31, 2024, the Funds held no affiliated securities. An affiliated security is a security in which the Fund has ownership of at least 5% of the outstanding voting securities.
11. Restricted Securities
Except the Japan Fund, the Funds may not invest more than 15% of net assets in securities subject to legal or contractual restrictions on resale, including Rule 144A securities (“restricted securities”), that are deemed illiquid. The Japan Fund may not invest more than 15% of its net assets in restricted securities (both liquid and illiquid). At December 31, 2024, the Funds held no restricted securities.

35

RMB INVESTORS TRUST
Notes to Financial Statements
December 31, 2024(Continued)
12. Fund Risks
Each of the Funds is subject to market risk, equity securities risk, management risk, and other risks. Market risk is the risk that the price of a security held by a Fund may decline, sometimes rapidly or unpredictably, due to changing economic, political or market conditions that are not specifically related to the issuer of the security. Equity securities risk is the risk that the price of an equity security held by a Fund may decline due to factors related to the issuer of the security including the sector or industry in which it operates. Equity securities may be disproportionately affected by these risks because they are subordinated to preferred stock, bonds, and other debt instruments in the issuer’s capital structure. Equity securities have historically experienced more volatility in their returns than debt securities. Management risk is the risk that investment decisions employed by the Adviser or Sub-Adviser will not produce the intended results.
RMB Mendon Financial Services Fund may be disproportionately affected by events affecting the Financial Services sector, which may include changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions. Also, changing regulation of Financial Services companies may adversely or positively affect companies in which the Funds invest.
The Japanese economy is characterized by an aging demographic, declining population, large government debt and a highly regulated labor market. Economic growth is dependent on domestic consumption, deregulation and consistent government policy. International trade, particularly with the U.S., also impacts growth, and adverse economic conditions in the U.S. or other such trade partners may affect Japan. Any restrictions on global trade are likely to have a significant adverse effect on the country. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political, or social instability in those countries (whether resulting from local or global events).
These risks, and other risks applicable to the Funds, are further described in the Funds’ Prospectus and Statement of Additional Information.
13. Fair Value Measurements
U.S. GAAP defines fair value as the price that would be received in the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants on the measurement date. Various inputs are used in determining the fair value of a Fund’s investments, other assets, and liabilities. These inputs are classified into one of three broad levels that comprise the fair value hierarchy. The lowest level for any significant input used in determining the fair value of an investment, other asset, or liability determines the classification of that asset or liability in the hierarchy. The three levels of the fair value hierarchy are as follows:
Level 1 –
Prices are determined using unadjusted exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities and certain options.
Level 2 –
Prices are determined using significant observable inputs. “Observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, unlisted rights and warrants and certain options.
Level 3 –
Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market

36

RMB INVESTORS TRUST
Notes to Financial Statements
December 31, 2024(Continued)
activity for an investment, unobservable inputs may be used. Unobservable inputs reflect Curi RMB’s Valuation Committee’s own assumptions about the factors that market participants would use in pricing an investment and are based on the best information available. These inputs include, but are not limited to, the cost of the security at the date of purchase; fundamental analytical data relating to the issuer of the security, the type of security and relevant financial statements; special reports, if any, prepared by qualified analysts; and the nature and duration of restrictions, if any, on disposition of the security. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of brokers’ own judgments about the assumptions that market participants would use.
The following table provides the fair value measurements of applicable Fund assets by security class and fair value hierarchy level as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

At December 31, 2024	Level 1	Level 2	Level 3	Total
RMB Fund
Assets
Common Stocks[1]	$112,920,712	$—	$ —	$112,920,712
Short-Term Investments	51,098	—	—	51,098
Total Investments in Securities	$112,971,810	$—	$—	$112,971,810
RMB Mendon Financial Services Fund
Assets
Common Stocks[1]	$175,455,117	$—	$—	$175,455,117
Short-Term Investments	1,753,028	—	—	1,753,028
Total	$177,208,145	$—	$—	$ 177,208,145
Liabilities
Written Options[1]	—	(546,625)	0 [2]	(546,625)
Total Investments in Securities	$177,208,145	$(546,625)	$0	$ 176,661,520
RMB International Fund
Assets
Common Stocks[1,3]	$6,373,134	$ 204,863,217	$—	$211,236,351
Short-Term Investments	1,623,798	—	—	1,623,798
Total Investments in Securities	$7,996,932	$ 204,863,217	$—	$ 212,860,149
RMB Japan Fund
Assets
Short-Term Investments	$2,072,302	$—	$—	$2,072,302
Total Investments in Securities	$2,072,302	$—	$—	$2,072,302

37

RMB INVESTORS TRUST
Notes to Financial Statements
December 31, 2024(Continued)

At December 31, 2024	Level 1	Level 2	Level 3	Total
RMB Small Cap Fund
Assets
Common Stocks[1]	$145,562,848	$—	$—	$145,562,848
Short-Term Investments	4,251,637	—	—	4,251,637
Total Investments in Securities	$149,814,485	$—	$—	$ 149,814,485
RMB SMID Cap Fund
Assets
Common Stocks[1]	$82,199,819	$—	$—	$82,199,819
Short-Term Investments	1,680,453	—	—	1,680,453
Total Investments in Securities	$83,880,272	$—	$—	$83,880,272

[1]	Refer to the Schedule of Investments section of the applicable Fund in these Annual Financial Statements for a breakdown of holdings by sector or industry.
[2]	The option is categorized as Level 3 and has a value of $0. Due to immateriality, no Level 3 rollforward has been presented.
[3]	Foreign securities valued using systemic fair valuation are categorized as Level 2. The table below provides a breakdown, by country, of the RMB International Fund’s Level 2 securities at December 31, 2024.

RMB International Fund
Australia	$6,028,433
Belgium	5,212,864
Denmark	5,311,768
Finland	4,896,906
France	23,916,036
Germany	3,465,443
Hong Kong	3,346,130
Italy	4,218,498
Japan	54,048,773
Netherlands	15,316,551
Sweden	4,749,168
Switzerland	18,023,864
United Kingdom	56,328,783
Total	$204,863,217

14. Disclosures about Derivative Instruments and Hedging Activities
Accounting Standards Codification Topic 815 — Disclosures about Derivative Instruments and Hedging Activities (“ASC 815”) requires enhanced disclosures to provide information about the reasons the Funds invest in derivative instruments, the accounting treatment of derivatives and the effect derivatives have on financial performance.

38

RMB INVESTORS TRUST
Notes to Financial Statements
December 31, 2024(Continued)
The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2024:
Fair Value of Deriviative Instruments
As of December 31, 2024

Fund	Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets & Liabilities Location	Asset or Liability	Fair Value
RMB Mendon Financial Services Fund	Equity Contracts	Options written, at value	Liability	$546,625

The Effect of Derivative Instruments on the Statements of Operations
For the year ended December 31, 2024

Fund	Changes in Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
RMB Mendon Financial Services Fund	Equity Contracts	Realized loss on written options	$(751,916)
		Net unrealized appreciation/ depreciation on written options		$2,231,283

The derivative instruments outstanding as of the year ended December 31, 2024 as disclosed in the Funds’ portfolio holdings and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year ended December 31, 2024 as disclosed in the statements of operations serve as indicators of the volume of derivative activity for the Funds.
The quarterly average volumes of derivative instruments as of December 31, 2024 are as follows:

Fund	Derivative	Instrument	Number of Contracts	Notional Value
RMB Mendon Financial Services Fund	Equity Contracts	Call Option Written	(7,063)	$(1,429,400)

The average number of derivative instruments is based on the average quarter end balances for the period January 1, 2024 to December 31, 2024.
15. Fund Reorganizations
As of close of business on June 19, 2020, pursuant to an Agreement and Plan of Reorganization previously approved by the Trust’s Board of Trustees, all of the assets and liabilities of the RMB Mendon Financial Long/Short Fund (the “Target Fund”) were transferred to the RMB Mendon Financial Services Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund (the “Reorganization”). The Reorganization was a tax-free Reorganization for federal income tax purposes. For financial reporting purposes, the Acquiring Fund was deemed to be the accounting survivor and as a result, the financial

39

RMB INVESTORS TRUST
Notes to Financial Statements
December 31, 2024(Continued)
statements and financial highlights do not reflect the operations of the Target Fund. Information with respect to the net assets and other relevant operating data for the Target Fund on the Reorganization date is included below:

Target Fund	RMB Mendon Financial Long/Short Fund – Class A	RMB Mendon Financial Long/Short Fund – Class C	RMB Mendon Financial Long/Short Fund – Class I
Net Assets	$7,055,269	$2,813,344	$8,887,299
Shares Outstanding	1,091,425	477,605	1,352,940
Net Asset Value	6.46	5.89	6.57
Unrealized appreciation/depreciation	10,737,461	637,179	(12,744,223)

Acquiring Fund	RMB Mendon Financial Services Fund – Class A	RMB Mendon Financial Services Fund – Class C	RMB Mendon Financial Services Fund – Class I
Net Assets immediately prior to Reorganization	$55,428,864	$18,752,274	$103,747,910
Net Assets immediately after Reorganization	$62,484,133	$21,565,618	$112,635,209
Fund Shares issued in exchange for acquired fund	260,632	116,297	322,605
Exchange rate for shares issued	0.24	0.24	0.24

Assuming the Reorganization had been completed on January 1, 2020, the beginning of the annual reporting period of the Funds, the Acquiring Fund’s pro forma results of operations for the year ended December 31, 2020, are as follows:

RMB Mendon Financial Services Fund
Net investment income	$830,750
Net realized loss on investments	(56,319,647)
Change in net unrealized appreciation/depreciation on investments	(59,031,070)
Total decrease in net assets resulting from operations	$(114,519,967)

Since the combined investment portfolios have been managed as a single integrated portfolio from the time the Reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s statements of operations since June 19, 2020.
16. Subsequent Events
The Adviser recommended, and the Board approved, the liquidation and termination of the RMB Japan Fund. The liquidation occurred after the close of business on February 19, 2025.
The Adviser has evaluated the impact to these financial statements of all subsequent events occurring after the date of this report and has determined that there were no other events that require recognition or disclosure in the financial statements.

40

RMB INVESTORS TRUST
Other Information (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Funds use to determine how to vote proxies is available in the most recent Statement of Additional Information, which can be obtained without charge by (1) calling (800) 462-2392; (2) visiting the Funds’ website located at http://www.rmbfunds.com; and (3) visiting the U.S. Securities and Exchange Commission’s (“SEC”) website located at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge by calling (800) 462-2392 or on the SEC’s website at www.sec.gov.
Portfolio Holdings
The Funds file their complete schedule of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year (quarters ended March 31 and September 30) on Form N-PORT. Portfolio holdings filed on Form N-PORT are publicly available 60 days after the end of the applicable quarter on the SEC’s website at www.sec.gov. A complete listing of each Fund’s portfolio holdings is also available monthly, with approximately a 30-day lag, by visiting the Funds’ website located at www.rmbfunds.com or by calling (800) 462-2392
Tax Information
For the fiscal year ended December 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

RMB Fund	100.00%
RMB Mendon Financial Services Fund	60.59%
RMB International Fund	100.00%
RMB Japan Fund	98.23%
RMB Small Cap Fund	84.10%
RMB SMID Cap Fund	100.00%

For corporate shareholders, the percentage of ordinary income distributions that qualify for the corporate dividends received deduction for the fiscal year ended December 31, 2024 was as follows:

RMB Fund	100.00%
RMB Mendon Financial Services Fund	60.59%
RMB International Fund	0.00%
RMB Japan Fund	0.00%
RMB Small Cap Fund	84.10%
RMB SMID Cap Fund	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund during the fiscal year ended December 31, 2024 were as follows:

RMB Fund	0.00%
RMB Mendon Financial Services Fund	37.19%
RMB International Fund	0.00%
RMB Japan Fund	0.00%
RMB Small Cap Fund	82.81%
RMB SMID Cap Fund	0.00%

.

41

RMB INVESTORS TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and
Board of Trustees of the
RMB Investors Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the RMB Fund, the RMB Mendon Financial Services Fund, the RMB International Fund, the RMB Japan Fund, the RMB Small Cap Fund, and RMB SMID Cap Fund, (the “Funds”), each a series of the RMB Investors Trust (the “Trust”), including the portfolio holdings, as of December 31, 2024, the related statements of operations, the statements of changes in net assets, and financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2024, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting RMB Investors Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
RMB Fund, RMB Mendon Financial Services Fund, RMB International Fund, RMB Japan Fund, RMB Small Cap Fund, and RMB SMID Cap Fund	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024	For each of the five years in the period ended December 31, 2024

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2011.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

  TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
February 28, 2025

42

Distributor
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
internet: www.foreside.com
Shareholder Returns
Shareholders can obtain the most recent Fund returns by calling 1-(800) 462-2392 or on the Trust’s website at http://www.rmbfunds.com.

Adviser
Curi RMB Capital, LLC
One North Wacker Drive, Suite 3500
Chicago, IL 60606
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Custodian
U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212
Legal Counsel
Vedder Price P.C.
222 North LaSalle Street
Chicago, IL 60601

Independent Trustee Counsel
Perkins Coie LLP
700 13th Street NW, Suite 800
Washington, DC 20005
Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, PA 19102
Administrator
U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

OFFICERS OF THE TRUST	BOARD OF TRUSTEES
Christopher M. Graff
President
Maher A. Harb
Chief Financial Officer and Treasurer
Joseph McDermott
Chief Compliance Officer
Frank A. Passantino
First Vice President, Assistant Secretary and
Anti-Money Laundering Compliance Officer Laura A. Flentye
Senior Vice President and Secretary
Independent Chair Margaret M. Eisen Trustees Peter Borish James M. Snyder (through December 2024) Michael A. Vardas (effective January 2025)

Investment Company Act file number: 811-00994
This report was prepared for current shareholders of the Funds, which are all a part of RMB Investors Trust. To be distributed to potential shareholders, it must be accompanied by a current prospectus.
Because this report gives data about the past, the Funds’ holdings may have changed since this report was prepared. None of the information in this report is intended as investment advice for individual investors, or as market predictions or securities recommendations, either explicit or implicit.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

A special meeting of shareholders (the “Special Meeting”) of the RMB Investors Trust (the “Trust”), and each of its series (each a “Fund,” and collectively, the “Funds”), was held on March 20, 2024. At the Special Meeting, shareholders voted on a proposal to approve (i) a new investment advisory agreement between Curi RMB Capital, LLC (“Curi RMB Capital”), the surviving entity following a merger of the Funds’ investment adviser, and the Trust and (ii) a new sub-advisory agreement between Curi RMB Capital and Mendon Capital Advisors Corp. (“Mendon”) with respect to the RMB Mendon Financial Services Fund (“Financial Services Fund”). Further details regarding the proposals and the Special Meeting are contained in a definitive proxy statement filed with the SEC on January 30, 2024.

At the Special Meeting held on March 20, 2024, the new investment advisory agreement between Curi RMB Capital and the Trust was approved by shareholders of the RMB Fund, RMB International Fund, RMB Japan Fund, RMB Small Cap Fund, and RMB SMID Cap Fund. The Special Meeting of shareholders of the Financial Services Fund was adjourned to provide shareholders more time to cast their proxy vote. The March 20, 2024 voting results were as follows:

	Votes For	Votes Against	Abstained	Broker Non-Votes
RMB Fund	1,671,104	13,679	145,973	N/A
RMB International Fund	22,337,260	1,142	3,782	N/A
RMB Japan Fund	2,281,879	-	322	N/A
RMB Small Cap Fund	4,484,509	2,371	28,523	N/A
RMB SMID Cap Fund	3,674,361	1,521	77,600	N/A

At the reconvened Special Meeting on May 14, 2024, shareholders of the Financial Services Fund approved (i) the new investment advisory agreement between Curi RMB Capital and the Trust, on behalf of the Financial Services Fund and (ii) the new sub-advisory agreement between Curi RMB Capital and Mendon with respect to the Financial Services Fund. The May 14, 2024 voting results were as follows:

	Votes For	Votes Against	Abstained	Broker Non-Votes
RMB Mendon Financial Services Fund (Advisory Agreement)	1,729,153	69,718	497,533	N/A
RMB Mendon Financial Services Fund (Sub-Advisory Agreement)	1,726,137	70,277	499,991	N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

(1)	See the financial statements included in the response to Item 7(a) for information on the remuneration paid by RMB Investors Trust to all trustees for regular compensation.

(2)	None.

(3)	A portion of the Trust Chief Compliance Officer’s compensation is paid by the Trust, and during the period covered by this report the amount paid by the Trust was $70,000.

(4)	None.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable for the period covered by this report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed March 9, 2018.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RMB Investors Trust

By (Signature and Title)*	/s/ Christopher M. Graff
Christopher M. Graff, President
(Principal Executive Officer)

Date	March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher M. Graff
Christopher M. Graff, President
(Principal Executive Officer)

Date	March 7, 2025

By (Signature and Title)*	/s/ Maher A. Harb
Maher A. Harb, Chief Financial Officer and Treasurer (Principal Financial Officer)

Date	March 7, 2025